UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2019

Brian C. Janssen

Limited Term Tax-Exempt Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Annual reports for the year ended July 31, 2019

Invest in
municipal bonds
for tax-advantaged
income.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2019 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime[1]	expense ratios[2]

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.27%	0.53%	1.04%	0.59%
Limited Term Tax-Exempt Bond Fund of America	1.77	1.32	2.87	0.62

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.10	2.77	4.49	0.54
American High-Income Municipal Bond Fund	2.92	4.45	6.62	0.70
The Tax-Exempt Fund of California	2.18	2.87	5.16	0.61
American Funds Tax-Exempt Fund of New York	2.07	2.61	3.43	0.67 [3]

[1]	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
[2]	The expense ratios are restated to reflect current fees.
[3]	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.64% as of the prospectus dated October 1, 2019 (unaudited).

For other share class results, visit capitalgroup.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2020, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

17	American Funds Short-Term Tax-Exempt Bond Fund

23	Limited Term Tax-Exempt Bond Fund of America

30	The Tax-Exempt Bond Fund of America

46	American High-Income Municipal Bond Fund

64	The Tax-Exempt Fund of California

78	American Funds Tax-Exempt Fund of New York

86	Financial statements

135	Boards of trustees and other officers

Fellow investors:

We are pleased to present this report for American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York. It covers the 12-month period ended July 31, 2019, the conclusion of the funds’ fiscal year.

Declining interest rates and investor appetite for tax-exempt income in the wake of 2017’s tax reforms supported the municipal bond market over the period. Municipal bond prices climbed, and all six funds generated positive returns. Total returns ranged from 7.28% for American High-Income Municipal Bond Fund to 3.09% for American Funds Short-Term Tax-Exempt Bond Fund. (See pages 4 through 16 for fund specific results and information.)

Economic and market overview

Concerns surrounding global economic growth and heightened trade tension produced stretches of volatility during the period. Yields dropped across the U.S. Treasury curve, with the benchmark 10-year note declining 94 basis points to 2.02% as of July 31. However, this downward movement in rates began after the 10-year note’s yield reached an eight-year high, 3.24%, in November. Meanwhile, the yield on AAA-rated municipal bonds, as measured by Bloomberg Valuation Service (BVAL), declined 95 basis points to 1.52% during the fiscal year.

The U.S. economy grew 2.0% in the second quarter — down from 3.1% in the first quarter — as consumer and government spending offset declines in private investment and exports. Historically low unemployment (3.7% in July) continued to support labor turnover and moderately faster wage growth. Inflation tempered toward the end of the period amid lower energy prices and only modest price upticks in non-food goods.

The Federal Reserve (Fed) raised the target range for the federal funds rate in September and December of 2018, but as economic indicators pointed to slower growth and weaker investment, the Fed pivoted, choosing to cut rates in July. At month-end, the target range for the federal funds rate stood at 2.00% to 2.25%. Fed officials have signaled that additional cuts are possible should economic conditions warrant further action.

Tax reforms passed in late 2017 have been a windfall for municipal debt. The tax changes reduced the types of bonds that can be issued on a tax-exempt basis, while also making municipal debt more attractive to residents of certain states that were impacted by federal limits on state and local tax deductions. These factors continue to create distortions in supply-and-demand dynamics. Municipal bond funds posted record net inflows during the first half of 2019, with February setting a record for monthly inflows. Through July 24, inflows had reached $55 billion year-to-date. However, issuance has not been able to keep up with demand as state and local governments have been unable to refinance certain debt due to changes laid out in the 2017 tax overhaul. Year-to-date net issuance (gross bond issuance less maturities and redemptions) was down about $19 billion through July 31, according to Barclays.

Strong demand combined with lower supply led to tight spreads, which helped drive the positive market return across the municipal bond sector. Bloomberg Barclays High Yield Municipal Bond Index (a market value-weighted index composed of municipal bonds rated below BBB/Baa) returned 8.08%. It surpassed the 7.31% return of the Bloomberg Barclays Municipal Bond Index, a measure of the

American Funds Tax-Exempt Funds	1

long-term investment-grade (bonds rated BBB/Baa and above) tax-exempt market.

Inside the funds

Municipal bonds, in general, continue to provide stability and diversification in portfolios as price fluctuations have been less pronounced than equities over longer periods. Although several funds lagged their benchmarks, managers’ preference for high-quality credit as well as more conservative duration positioning helped the funds surpass the returns of their peer group measures.

The fund managers’ long-term approach favors sectors such as housing, transportation and education, which has resulted in greater exposure to revenue bonds. Managers have also found attractive opportunities in health care bonds despite uncertainty in the industry. In this sector, not-for-profit hospital credit is a focus.

Looking ahead

We continue to maintain a relatively cautious approach to credit and duration risk in fund portfolios. Financial market optimism is mixed as concerns increase over geopolitical and trade tensions.

Longer term, the market’s prospects look healthy. Credit quality continues to be generally sound, so even if economic growth slows further, the fundamentals of many municipal bonds may not be materially impacted. For those seeking diversity from equities and preservation in their portfolios, tax-exempt bonds remain a solid option, especially for investors in high-tax states.

Duration and yield curve management are important factors moving forward, especially as the Fed may continue to loosen monetary policy. With the Fed’s pivot, we believe that the current low-yield environment may continue to provide opportunities to uncover potentially compelling investments. We are mindful of credit quality when considering any new investment. We are particularly focused on revenue bond issuers as they tend not to be directly affected by the long-term liability issues facing state and local governments and may provide a measure of stability for long-term investors.

Thank you for your support. We endeavor to be responsible custodians of your capital.

Sincerely,

Aaron Applebaum
President, American Funds Short-Term Tax-Exempt Bond Fund

Mark A. Marinella
President, Limited Term Tax-Exempt Bond Fund of America

Chad M. Rach
President, American High-Income Municipal Bond Fund

Jerome H. Solomon
President, American Funds Tax-Exempt Fund of New York

Karl J. Zeile
President, The Tax-Exempt Bond Fund of America and The Tax-Exempt Bond Fund of California

September 16, 2019

For current information about the funds, visit capitalgroup.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of August 31, 2019. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 40.8% tax rate.1

Class A shares	SEC 30-day yield	Equivalent taxable yield		12-month distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.98%	1.66%		1.50%
Limited Term Tax-Exempt Bond Fund of America	1.03	1.74		1.88

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.45	2.45		2.59
American High-Income Municipal Bond Fund	2.14	3.61		3.30
The Tax-Exempt Fund of California	1.08	2.35	[2]	2.61
American Funds Tax-Exempt Fund of New York	1.04	2.06	[3]	2.35

[1]	Based on 2019 federal tax rates. For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 54.10% federal and California state tax bracket.
[3]	For investors in the 49.62% federal, New York state and New York City tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of 3.09% for the fiscal year. This trailed the 3.73% return posted by the Bloomberg Barclays Municipal Short 1–5 Years Index, a market value-weighted index that includes investment-grade (rated BBB/Baa and above) tax-exempt bonds with maturities of one to five years. The fund outpaced the 2.77% return of the Lipper Short Municipal Debt Funds Average, a peer group measure.

For the fiscal year, the fund paid monthly dividends totaling approximately 16 cents a share. This amounts to a federally tax-exempt income return of 1.57% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.65% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In a volatile environment, the fund’s managers continued to seek relative stability. They focused on issues of slightly shorter duration and higher quality but sought to participate in what they believed were attractive investment opportunities when market volatility escalated. Returns for municipals were positive overall, with housing bonds among the largest contributors to the fund’s returns. Among corporates, however, certain issues detracted.

At the close of the period more than 78% of the fund’s assets were invested in revenue bonds.

The fund uses derivatives to manage its exposure to interest rates and the yield curve. Instruments such as U.S. Treasury futures might be used when cash bonds are unavailable or not attractively priced.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.50% tax-exempt distribution rate3 as of July 31, 2019.

If your taxable income is …				…then your federal		The fund’s tax-exempt distribution rate of 1.50% is
Single		Joint		tax rate is …		equivalent to a taxable rate of…

$0 –	9,700	$0 –	19,400	10.0%		1.67%
9,701 –	39,475	19,401 –	78,950	12.0		1.70
39,476 –	84,200	78,951 –	168,400	22.0		1.92
84,201 –	160,725	168,401 –	250,000	24.0		1.97
–		250,001 –	321,450	27.8	[1]	2.08
160,726 –	204,100	–		32.0		2.21
–		321,451 –	408,200	35.8	[1]	2.34
204,101 –	510,300	408,201 –	612,350	38.8	[1]	2.45
Over 510,300		Over 612,350		40.8	[1]	2.53

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

4	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The Bloomberg Barclays index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
[3]	Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.
[4]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2019*

	1 year	5 years	10 years

Class A shares	0.48%	0.60%	1.09%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The 10-year investment result includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	5

Limited Term Tax-Exempt Bond Fund of America

The fund generated a total return of 4.71% for the 12 months ended July 31. It lagged the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index, a market value-weighted index that includes investment-grade (rated BBB/Baa and above) tax-exempt bonds with maturities of one to 10 years, which rose 5.50%. However, the fund bested the 4.58% return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling 31 cents a share for the fiscal year. Those individuals who reinvested dividends received a federally tax-exempt income return of 2.02%. This is equivalent to a taxable income return of 3.41% for investors in the 40.8%1 maximum federal tax bracket.

The fund’s managers positioned the portfolio conservatively, as they sought to maintain a relatively short duration. This approach led the fund to trail the broader market but outpace its peer group. At fiscal year-end, 62.0% of the portfolio was invested in bonds rated AAA/Aaa or AA/Aa.

The fund uses derivatives to manage its exposure to interest rates and the yield curve. Instruments such as U.S. Treasury futures might be used when cash bonds are unavailable or not attractively priced.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.91% tax-exempt distribution rate3 as of July 31, 2019.

If your taxable income is …				…then your federal		The fund’s tax-exempt distribution rate of 1.91% is
Single		Joint		tax rate is …		equivalent to a taxable rate of…

$0 –	9,700	$0 –	19,400	10.0%		2.12%
9,701 –	39,475	19,401 –	78,950	12.0		2.17
39,476 –	84,200	78,951 –	168,400	22.0		2.45
84,201 –	160,725	168,401 –	250,000	24.0		2.51
–		250,001 –	321,450	27.8	[1]	2.65
160,726 –	204,100	–		32.0		2.81
–		321,451 –	408,200	35.8	[1]	2.98
204,101 –	510,300	408,201 –	612,350	38.8	[1]	3.12
Over 510,300		Over 612,350		40.8	[1]	3.23

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.* Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

6	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2019*

	1 year	5 years	10 years

Class A shares	2.08%	1.40%	2.73%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Bond Fund of America

The fund produced a 6.71% total return for the fiscal year, which lagged the 7.31% return of the Bloomberg Barclays Municipal Bond Index, a market value-weighted index designed to represent the long-term investment-grade (bonds rated BBB/Baa and above) tax-exempt bond market. However, the fund’s return slightly outpaced the 6.66% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

For the fiscal year, the fund paid monthly dividends totaling about 36 cents a share, amounting to a federally tax-exempt income return of 2.88% for investors who reinvested dividends. This is equivalent to a taxable income return of 4.86% for investors in the 40.8%1 maximum federal tax bracket.

The fund was positioned relatively conservatively this fiscal year, as the fund’s managers were focused on upgrading the portfolio in an uncertain environment. At the close of the period more than 84% of the portfolio consisted of revenue bonds. Among the largest concentrations were holdings backing hospital facilities and water and sewer authorities. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund uses derivatives to manage its exposure to interest rates and the yield curve. Instruments such as U.S. Treasury futures might be used when cash bonds are unavailable or not attractively priced.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.63% tax-exempt distribution rate3 as of July 31, 2019.

If your taxable income is …				…then your federal		The fund’s tax-exempt distribution rate of 2.63% is
Single		Joint		tax rate is …		equivalent to a taxable rate of…

$0 –	9,700	$0 –	19,400	10.0%		2.92%
9,701 –	39,475	19,401 –	78,950	12.0		2.99
39,476 –	84,200	78,951 –	168,400	22.0		3.37
84,201 –	160,725	168,401 –	250,000	24.0		3.46
–		250,001 –	321,450	27.8	[1]	3.64
160,726 –	204,100	–		32.0		3.87
–		321,451 –	408,200	35.8	[1]	4.10
204,101 –	510,300	408,201 –	612,350	38.8	[1]	4.30
Over 510,300		Over 612,350		40.8	[1]	4.44

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

8	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2019*

	1 year	5 years	10 years

Class A shares	2.70%	2.89%	4.42%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	9

American High-Income Municipal Bond Fund

The fund produced a total return of 7.28% for the fiscal year, lagging the Bloomberg Barclays High Yield Municipal Bond Index (a market value-weighted index composed of municipal bonds rated below BBB/Baa), which returned 8.08%. By comparison, the Bloomberg Barclays Municipal Bond Index, a measure of the investment-grade municipal market, recorded a return of 7.31%. The fund outpaced the Lipper High Yield Municipal Debt Funds Average (a peer group measure), which rose 6.77%.

For the fiscal year, the fund paid monthly dividends totaling 57 cents a share, amounting to a federally tax-exempt income return of 3.68% for investors who reinvested dividends. This is equivalent to a taxable income return of 6.22% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

The fund uses derivatives to manage its exposure to interest rates and the yield curve. Instruments such as U.S. Treasury futures might be used when cash bonds are unavailable or not attractively priced.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.37% tax-exempt distribution rate3 as of July 31, 2019.

If your taxable income is …				…then your federal		The fund’s tax-exempt distribution rate of 3.37% is
Single		Joint		tax rate is …		equivalent to a taxable rate of…

$0 –	9,700	$0 –	19,400	10.0%		3.74%
9,701 –	39,475	19,401 –	78,950	12.0		3.83
39,476 –	84,200	78,951 –	168,400	22.0		4.32
84,201 –	160,725	168,401 –	250,000	24.0		4.43
–		250,001 –	321,450	27.8	[1]	4.67
160,726 –	204,100	–		32.0		4.96
–		321,451 –	408,200	35.8	[1]	5.25
204,101 –	510,300	408,201 –	612,350	38.8	[1]	5.51
Over 510,300		Over 612,350		40.8	[1]	5.69

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2019 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

10	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2019*

	1 year	5 years	10 years

Class A shares	3.28%	4.54%	6.54%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	11

The Tax-Exempt Fund of California

The fund generated a total return of 6.73% for the 12 months ended July 31. This result bested the 6.54% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. However, the fund trailed the 7.06% return of the Bloomberg Barclays California Municipal Index, a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of California.

For the fiscal year, the fund paid monthly dividends totaling 50 cents a share. Those investors who reinvested dividends received an income return of 2.92%. This is equivalent to a taxable income return of 6.36% for investors in the 54.10%1 effective combined federal and California tax bracket.

The California economy remains strong, growing at a 3.5% annual rate in 2018 (latest available data), outpacing the national growth rate in 2018 of 2.9%. With tax reform reducing the state and local tax deduction for some California taxpayers, municipal bonds may have increased appeal for residents in higher income tax brackets.

The fund uses derivatives to manage its exposure to interest rates and the yield curve. Instruments such as U.S. Treasury futures might be used when cash bonds are unavailable or not attractively priced.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2019 taxable income below to determine your combined federal and California tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.67% tax-exempt distribution rate3 as of July 31, 2019.

				…then your combined		The fund’s tax-exempt
If your taxable income is …				federal and California		distribution rate of 2.67% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of…

$0 –	8,544	$0 –	17,088	11.00%		3.00%
8,545 –	9,700	17,089 –	19,400	12.00		3.03
9,701 –	20,255	19,401 –	40,510	14.00		3.10
20,256 –	31,969	40,511 –	63,938	16.00		3.18
31,970 –	39,475	63,939 –	78,950	18.00		3.26
39,476 –	44,377	78,951 –	88,754	28.00		3.71
44,378 –	56,085	88,755 –	112,170	30.00		3.81
56,086 –	84,200	112,171 –	168,400	31.30		3.89
84,201 –	160,725	168,401 –	250,000	33.30		4.00
–		250,001 –	321,450	37.10	[1]	4.24
160,726 –	204,100	–		41.30		4.55
–		321,451 –	408,200	45.10	[1]	4.86
204,101 –	286,492	408,201 –	572,984	48.10	[1]	5.14
286,493 –	343,788	572,985 –	612,350	49.10	[1]	5.25
343,789 –	510,300	–		50.10	[1]	5.35
–		612,351 –	687,576	51.10	[1]	5.46
510,301 –	572,980	687,577 –	1,000,000	52.10	[1]	5.57
572,981 –	1,000,000	1,000,001 –	1,145,960	53.10	[1]	5.69
Over 1,000,000		Over 1,145,960		54.10	[1]	5.82

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 54.10% marginal tax rate on their investment income.
[2]	Based on 2019 federal and 2018 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2019. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

12	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2019*

	1 year	5 years	10 years

Class A shares	2.72%	2.96%	5.09%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	13

American Funds Tax-Exempt Fund of New York

The fund recorded a total return of 6.57% for the fiscal year, trailing the Bloomberg Barclays New York Municipal Index, a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of New York, which returned 7.17%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The fund’s result was in line with the Lipper New York Municipal Debt Funds average, a peer group measure, which posted a 6.56% total return.

For the fiscal year, the fund paid monthly dividends totaling approximately 28 cents a share. This represents an income return of 2.63% for those who reinvested dividends. For investors in the 49.62%1 combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 5.22%. Health care and education bonds were beneficial to the fund’s return. The fund’s lower weighting in special tax bonds proved detrimental when compared to the benchmark.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2019 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.41% tax-exempt distribution rate4 as of July 31, 2019.

				…then your combined		The fund’s tax-exempt
If your taxable income is …				federal and New York		distribution rate of 2.41% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of…

$0 –	8,500	$0 –	17,150	14.00%		2.80%
8,501 –	9,700	17,151 –	19,400	14.50		2.82
9,701 –	11,700	19,401 –	23,600	16.50		2.89
11,701 –	13,900	23,601 –	27,900	17.25		2.91
13,901 –	21,400	27,901 –	43,000	17.90		2.94
21,401 –	39,475	43,001 –	78,950	18.33		2.95
39,476 –	80,650	78,951 –	161,550	28.33		3.36
80,651 –	82,500	161,551 –	168,400	28.57		3.37
82,501 –	160,725	168,401 –	250,000	30.57		3.47
–		250,001 –	321,450	34.37	[1]	3.67
160,726 –	204,100	–		38.57		3.92
–		321,451 –	323,200	42.37	[1]	4.18
–		323,201 –	408,200	42.65	[1]	4.20
204,101 –	215,400	–		45.37	[1]	4.41
215,401 –	510,300	408,201 –	612,350	45.65	[1]	4.43
510,301 –	1,077,550	612,351 –	2,155,350	47.65	[1]	4.60
Over 1,077,550		Over 2,155,350		49.62	[1]	4.78

[1]	For the year 2019, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 49.62% marginal tax rate on their investment income.
[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	Based on 2019 federal and 2018 New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by New York residents may be lower than those shown due to the availability of income tax deductions.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2019. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

14	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

(for the period November 1, 2010, to July 31, 2019, with dividends reinvested)

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2019*

	1 year	5 years	Lifetime

Class A shares	2.61%	2.68%	3.47%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least October 1, 2020, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

Portfolio quality summary*

Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	15

Results at a glance

For periods ended July 31, 2019, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	3.09%	1.11%	—	1.39%
Bloomberg Barclays Municipal Short 1–5 Years Index	3.73	1.57	—	1.88
Lipper Short Municipal Debt Funds Average	2.77	1.07	—	1.28

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	4.71	1.92	3.00%	3.85
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	5.50	2.42	2.97	4.11
Lipper Short-Intermediate Municipal Debt Funds Average	4.58	1.79	2.32	3.42

The Tax-Exempt Bond Fund of America (Class A shares)	6.71	3.67	4.81	6.37
Bloomberg Barclays Municipal Bond Index	7.31	3.77	4.63	—	†
Lipper General & Insured Municipal Debt Funds Average	6.66	3.60	4.72	6.18

American High-Income Municipal Bond Fund (Class A shares)	7.28	5.33	6.94	5.59
Bloomberg Barclays Municipal Bond Index	7.31	3.77	4.63	5.32
Bloomberg Barclays High Yield Municipal Bond Index	8.08	6.35	8.13	—	†
Lipper High Yield Municipal Debt Funds Average	6.77	5.09	6.64	5.11

The Tax-Exempt Fund of California (Class A shares)	6.73	3.75	5.49	5.48
Bloomberg Barclays California Municipal Index	7.06	3.77	5.13	—	†
Lipper California Municipal Debt Funds Average	6.54	3.97	5.37	5.51

American Funds Tax-Exempt Fund of New York (Class A shares)	6.57	3.47	—	3.93
Bloomberg Barclays New York Municipal Index	7.17	3.65	—	3.87
Lipper New York Municipal Debt Funds Average	6.56	3.68	—	3.64

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2019

Bonds, notes & other debt instruments 92.28%	Principal amount (000)	Value (000)
Alabama 1.11%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$5,500	$5,874
Other securities		6,802
		12,676

Colorado 1.81%
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	1,710	1,834
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 2048	1,415	1,527
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	950	1,039
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 2049	6,470	7,108
Other securities		9,181
		20,689

District of Columbia 1.00%
G.O. Bonds, Series 2015-A, 5.00% 2024	5,255	6,207
Other securities		5,214
		11,421

Florida 4.09%
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	5,525	6,529
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	5,265	5,825
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2021)	4,650	5,035
Other securities		29,204
		46,593

Georgia 1.56%
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[1]	6,470	6,567
Other securities		11,181
		17,748

Illinois 7.18%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,300	6,475
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,325	3,327
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2019	550	550
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2023	1,000	1,127
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2019	1,000	1,011
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	3,280	3,287
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	1,180	1,265
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2025	3,000	3,573
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	4,000	4,067
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,524
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2050 (put 2025)[2]	5,525	5,525
Other securities		49,098
		81,829

Indiana 1.31%
Hobart Building Corp., First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,146
Other securities		8,856
		15,002

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa 0.56%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	$4,945	$5,328
Other securities		1,106
		6,434

Kentucky 0.67%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	4,825	4,883
Other securities		2,758
		7,641

Louisiana 0.77%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	4,705	4,987
Other securities		3,751
		8,738

Michigan 2.64%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	595	625
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	1,040	1,097
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,295	3,492
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,580	2,791
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	5,425	5,949
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	2,000	2,202
Other securities		13,899
		30,055

Minnesota 2.49%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	155	158
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	260	266
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	360	367
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	690	726
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,190	5,501
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	515	541
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	570	596
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	165	175
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	885	954
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	4,660	5,124
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	4,000	4,298
Other securities		9,699
		28,405

Montana 0.73%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 1.95% 2037 (put 2023)[2]	5,125	5,120
Other securities		3,228
		8,348

Nebraska 1.40%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	6,780
Other securities		9,137
		15,917

Nevada 0.97%
Las Vegas Valley Water Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	4,070	4,486
Other securities		6,606
		11,092

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
New Jersey 2.29%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	$5,840	$6,459
Other securities		19,623
		26,082

New York 6.95%
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2031 (put 2019)[2]	2,500	2,501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	756
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,099
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2044 (put 2022)[2]	4,000	3,993
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2039 (put 2020)[2]	6,250	6,255
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.337% 2032 (put 2021)[2]	4,000	4,023
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	3,625	3,765
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,258
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	3,000	3,022
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-C-2-A, 2.35% 2022	2,500	2,543
Other securities		45,029
		79,244

North Carolina 3.94%
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2020	1,500	1,545
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2020	8,835	9,052
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	3,525	3,629
Grant Anticipation Rev. Vehicle Bonds, Series 2019, 5.00% 2021	8,135	8,628
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	5,280	5,663
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.01% 2041 (put 2022)[2]	5,030	5,039
Other securities		11,366
		44,922

Ohio 3.21%
G.O. Bonds, Common Schools Bonds, Series 2017-A, 5.00% 2024	2,000	2,348
G.O. Highway Capital Improvements Bonds (Full Faith and Credit/Highway User Receipts), Series 2018-V, 5.00% 2024	3,575	4,218
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2012-C, 5.00% 2021	3,350	3,624
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2024	1,195	1,419
Major New State Infrastructure Project Rev. Bonds, Series 2016-1, 5.00% 2023	1,000	1,164
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,710	1,842
Other securities		21,979
		36,594

Oregon 1.94%
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Henry Apartments Project), Series 2018-J, 2.20% 2021 (put 2020)	7,075	7,142
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	2,095	2,252
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	4,295	4,813
Other securities		7,872
		22,079

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.96%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	$1,025	$1,066
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	4,215	4,346
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	560	582
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	650	679
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,680	3,920
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,335	1,406
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	3,465	3,783
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	5,000	5,075
Other securities		24,261
		45,118

South Carolina 1.71%
City of Charleston, Waterworks and Sewer System Capital Improvement Bonds, Series 2006-B, 1.953% 2035 (put 2022)[2]	5,000	5,007
Other securities		14,486
		19,493

Tennessee 1.66%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	255	263
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2011-1-A, AMT, 4.50% 2031	810	842
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	665	680
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	670	699
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	945	988
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	820	864
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	630	665
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	305	324
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	660	695
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-2B, 3.50% 2047	2,245	2,370
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,230	1,319
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	2,245	2,411
Other securities		6,786
		18,906

Texas 14.66%
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	6,000	6,003
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	3,910	4,711
G.O. Bonds, College Student Loan Bonds, Series 2013-B, AMT, 5.25% 2022	3,155	3,523
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	1,000	1,078
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,000	1,078
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2022	3,000	3,347
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2021[2]	4,680	4,681
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2021	2,575	2,763
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2020	1,000	1,031
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.946% 2034 (put 2021)[2]	5,650	5,654
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	5,410	5,573
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	2,850	2,915
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	4,100	4,218
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	5,000	5,392
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	1,145	1,197
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	9,000	9,027

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	$3,040	$3,071
Transportation Commission, Highway Improvement G.O. Bonds, Series 2012-A, 5.00% 2020	2,670	2,740
Other securities		99,202
		167,204

Washington 2.99%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2045 (put 2023)[2]	6,150	6,154
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,389
Other securities		22,555
		34,098

Wisconsin 3.23%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,530
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,718
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	2,700	2,987
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.95% 2054 (put 2023)[2]	2,330	2,332
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2024 (preref. 2023)	1,015	1,161
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,070	2,071
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	1,000	1,023
Health and Educational Facs. Auth., Rev. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	2,000	2,015
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	4,425	4,612
Other securities		9,350
		36,799

Other states & U.S. territories 17.45%
Other securities		199,158

Total bonds, notes & other debt instruments (cost: $1,038,970,000)		1,052,285

Short-term securities 7.38%
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.50% 2043[2]	17,000	17,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.38% 8/6/2019	4,000	4,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.43% 2041 (put 2019)[3]	3,000	3,001
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.48% 2030[2]	13,000	13,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds Anticipation Notes, Series 2019-A, 4.00% 2/3/2020	1,500	1,521
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.47% 2050[2]	500	500
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System Inc.), Series 2013, 1.62% 2033[2]	2,945	2,945
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	2,000	2,069
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	7,825	7,840

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.35% 8/5/2019	$3,000	$3,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.40% 8/8/2019	4,500	4,500
Other securities		24,797

Total short-term securities (cost: $84,160,000)		84,173
Total investment securities 99.66% (cost: $1,123,130,000)		1,136,458
Other assets less liabilities 0.34%		3,920

Net assets 100.00%		$1,140,378

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security (with a value of $2,501,000, which represented .22% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Futures contracts

								Unrealized
								appreciation
				Notional		Value at		(depreciation)
		Number of		amount	[4]	7/31/2019	[5]	at 7/31/2019
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	1,289	October 2019	$257,800		$276,369		$27
5 Year U.S. Treasury Note Futures	Short	498	October 2019	(49,800)		(58,542)		(18)
								$9

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2019

Bonds, notes & other debt instruments 92.55%	Principal amount (000)	Value (000)
Alabama 1.23%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$12,620	$13,478
Other securities		38,742
		52,220

Alaska 0.32%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	10,020	10,984
Other securities		2,645
		13,629

California 4.77%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2045 (put 2023)[1]	11,500	11,663
Other securities		190,984
		202,647

Colorado 2.81%
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	10,000	12,267
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	12,960	14,199
Other securities		93,184
		119,650

Connecticut 1.86%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	2,465	2,596
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,885	1,970
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	8,370	8,770
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	2,840	2,970
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,545	1,653
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	4,625	4,948
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	2,490	2,669
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	2,735	2,938
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	7,735	8,411
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	8,900	9,750
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,460	1,522
Other securities		31,047
		79,244

Florida 4.40%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	11,250	12,143
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	15,350	16,983
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,507
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	10,800	11,349
Other securities		134,011
		186,993

Georgia 2.79%
G.O. Bonds, Series 2019-A, 5.00% 2028	21,000	27,165
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	16,386
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,079
Other securities		63,187
		118,817

Illinois 11.13%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,028
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,625
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	1,200	1,233
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	4,877

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	$11,805	$12,817
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,967
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,644
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,020	3,022
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	403
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019 (escrowed to maturity)	2,185	2,206
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	5,115	5,826
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,100	1,261
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,218
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,843
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,000	2,487
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	512
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	215
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	540	613
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2028	1,060	1,196
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,311
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,204
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	4,865	5,455
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,192
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 3.031% 2036 (put 2021)[1]	2,275	2,282
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,482
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2023	1,545	1,746
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,660
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	950	1,133
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	1,065	1,299
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	8,640	10,744
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,829
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,681
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	11,057
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.25% 2028	1,020	1,218
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	4,170	4,471
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	3,000	3,050
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,166
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	861
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,384
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,755
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	990	992
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	10	10
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	2,225	2,254
G.O. Bonds, Series 2013, 5.00% 2022	1,250	1,343
G.O. Bonds, Series 2017-A, 5.00% 2021	3,500	3,715
G.O. Bonds, Series 2017-B, 5.00% 2019	27,420	27,622
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	9,000	9,322
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	20,000	21,188
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	5,500	6,073
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	6,200	6,200
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	3,000	3,091
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	12,925	13,938
Other securities		241,535
		473,256

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Michigan 3.64%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	$850	$893
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	710	753
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	15,480	16,332
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,845	3,015
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,300	4,651
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,590	18,194
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	12,910	14,216
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	10,240	11,079
Other securities		85,815
		154,948

Minnesota 1.39%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 2047	9,084	9,102
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	135	138
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	485	494
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	165	175
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,740	1,844
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	3,315	3,480
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	2,960	3,116
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	595	622
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	990	1,049
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	5,095	5,492
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	13,175	14,487
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B 4.25% 2049	4,760	5,278
Other securities		13,829
		59,106

Nebraska 1.06%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	11,850	11,992
Other securities		32,960
		44,952

Nevada 1.70%
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2020	12,320	12,756
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	14,035	14,057
Other securities		45,656
		72,469

New York 7.35%
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019 (escrowed to maturity)	5	5
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2024	2,500	2,987
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2025	750	920
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2025	5,000	6,025
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	9,040	11,317
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	15,287
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	10,000	12,777
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,260
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2031 (put 2019)[1]	1,500	1,501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,789

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	$3,250	$3,411
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,922
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2044 (put 2022)[1]	7,750	7,736
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,739
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2039 (put 2020)[1]	5,500	5,505
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.337% 2032 (put 2021)[1]	1,400	1,408
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	210	216
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,845	3,009
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	7,780	8,165
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	4,095	4,283
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	6,360	6,711
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	2,595	2,768
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	16,705	18,320
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	185	188
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,470	1,529
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2025	10,000	11,593
Other securities		169,190
		312,561

North Carolina 1.39%
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	15,850	16,319
Other securities		42,850
		59,169

Ohio 2.92%
G.O. Highway Capital Improvements Bonds (Full Faith and Credit/Highway User Receipts), Series 2016-S, 5.00% 2024	6,090	7,185
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2025	6,000	7,329
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2024	1,645	1,953
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	1,295	1,445
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,106
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2024	1,360	1,549
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2026	850	994
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2027	500	583
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	9,000	10,756
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 3.25% 2022	3,500	3,680
Other securities		87,760
		124,340

Pennsylvania 5.23%
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	9,180	10,463
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,643
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	6,958
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	2,315	2,728
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,097
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,000	4,008

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 1.50% 2034 (put 2019)	$2,500	$2,501
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	2,250	2,278
Other securities		185,628
		222,304

Texas 10.63%
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,700
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	3,060	3,298
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-2, 2.25% 2029	9,500	9,592
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,500	1,617
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	3,955	4,136
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	16,000	16,048
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	6,000	7,309
Transportation Commission, Highway Improvement G.O. Bonds, Series 2012-A, 5.00% 2020	7,625	7,824
Other securities		400,565
		452,089

Virginia 1.91%
G.O. Bonds, Series 2015-A, 5.00% 2026	11,795	14,357
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	11,500	11,604
Other securities		55,366
		81,327

Washington 3.30%
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	1,000	1,003
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,500
G.O. Bonds, Series 2014-A, 5.00% 2024	2,390	2,753
G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	8,782
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	6,232
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,408
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	4,680	4,849
G.O. Rev. Ref. Bonds, Series 2016-R-B, 5.00% 2029	10,205	12,323
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	10,000	12,675
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2035 (put 2021)[1]	15,100	15,127
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	1,120	1,186
Other securities		63,633
		140,471

Wisconsin 3.43%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	14,163
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	12,171
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.95% 2054 (put 2023)[1]	5,200	5,204
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 2.05% 2054 (put 2024)[1]	4,000	4,016
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	5,105	5,107
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	10,628
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,045

American Funds Tax-Exempt Funds	27

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	$1,000	$1,202
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	1,000	1,192
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021 (escrowed to maturity)	7,765	8,347
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2021 (escrowed to maturity)	1,200	1,292
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,876
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	6,707	6,732
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	4,545	4,762
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	6,250	6,515
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	6,065	6,483
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	18,210	20,095
Other securities		33,949
		145,779

Other states & U.S. territories 19.29%
Other securities		820,009

Total bonds, notes & other debt instruments (cost: $3,827,712,000)		3,935,980

Short-term securities 6.89%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.49% 2048[1]	23,575	23,575
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.90% 2023 (put 2019)[2,3]	14,705	14,705
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.34%10/3/2019	16,000	16,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.38%8/6/2019	2,000	2,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.43% 2041 (put 2019)[2]	6,000	6,001
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.48% 2030[1]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.48% 2035[1]	4,750	4,750
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.48% 2035[1]	5,950	5,950
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	8,500	8,507
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System Inc.), Series 2013, 1.62% 2033[1]	10,375	10,375
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 1.60% 2044 (put 2019)[2]	7,950	7,953
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 2.15% 2045 (put 2019)[2]	11,135	11,135
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.27% 9/6/2019	5,000	5,000
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.29% 9/6/2019	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00%6/26/2020	4,500	4,655
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	11,695	11,718
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.32% 10/4/2019	7,000	7,000

28	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.35% 8/5/2019	$6,000	$6,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.40% 8/8/2019	5,500	5,500
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.50% 11/4/2019	5,000	5,000
Other securities		132,077

Total short-term securities (cost: $292,879,000)		292,901
Total investment securities 99.44% (cost: $4,120,591,000)		4,228,881
Other assets less liabilities 0.56%		23,927

Net assets 100.00%		$4,252,808

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[4]	Value at 7/31/2019 (000)	[5]	Unrealized (depreciation) appreciation at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,080	October 2019	$1,016,000		$1,089,184		$(1,917)
5 Year U.S. Treasury Note Futures	Short	1,737	October 2019	(173,700)		(204,193)		122
								$(1,795)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	For short-term securities, the mandatory put date is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $35,489,000, which represented .83% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2019

Bonds, notes & other debt instruments 93.63%	Principal amount (000)	Value (000)
Alabama 1.20%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$40,000	$42,718
Other securities		217,209
		259,927

California 6.73%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.50% 2045 (put 2024)[1]	30,850	31,691
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	36,065	52,039
Other securities		1,373,985
		1,457,715

Colorado 2.07%
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	31,010	34,170
Other securities		413,069
		447,239

Florida 6.42%
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	39,670	43,698
Other securities		1,346,365
		1,390,063

Georgia 1.97%
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2013-A, 2.40% 2040 (put 2020)	32,695	32,897
Other securities		394,489
		427,386

Illinois 13.78%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,134
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2010, 5.00% 2021	5,750	6,057
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	4,008
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	5,200	5,345
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026	11,040	12,056
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2024	3,070	3,285
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	14,483
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,422
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,160
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,454
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	7,884
City of Chicago, Board of Education, G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	7,070	8,049
City of Chicago, Board of Education, G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	11,000	12,322
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternative Rev.), Series 2015-C, 5.25% 2039	5,000	5,379
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,617
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[2]	20,700	25,853
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	10,000	11,365
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2020	2,000	2,070
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,203
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,392
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,384
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 2020	1,520	1,574

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	$6,000	$6,568
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	13,455	16,407
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	6,000	6,584
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,645	4,301
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2019	1,550	1,566
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[2]	13,115	16,428
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2020	5,865	6,071
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	3,000	3,164
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,095
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,127
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2027	3,500	4,029
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,300	1,371
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	4,000	4,525
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	11,202
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,091
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,000	2,226
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	20,000	21,770
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 4.00% 2020	2,250	2,300
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2026	3,000	3,416
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2027	1,500	1,727
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2029	1,000	1,147
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2030	1,000	1,140
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2034	1,000	1,122
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2035	1,000	1,119
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,751
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	3,500	4,268
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	7,000	8,480
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,403
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	2,000	2,183
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2033	3,000	3,352
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,320	1,398
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2026	1,795	2,000
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2034	3,675	4,096
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	825	888
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	5,490	6,005
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	5,755	6,817

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	$1,100	$1,296
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	20,000	23,442
City of Chicago, G.O. Rev. Ref. Bonds (Emergency Telephone System), Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,030
City of Chicago, G.O. Rev. Ref. Bonds, Series 2008-C, 5.00% 2034	1,120	1,123
City of Chicago, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,088
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	5,020	5,480
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	4,000	4,432
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	2,000	2,254
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	4,730	5,142
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	50,025	60,071
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2019	1,300	1,290
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2022	3,185	2,940
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	6,675	4,482
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	2,285	2,109
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	2,585	2,324
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	5,145	3,759
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	4,000	2,683
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	9,815	10,251
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	21,820	26,251
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	33,585	37,454
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	8,187
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2025	210	186
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	20	17
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	1,760	1,464
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	3,345	2,677
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2030	800	1,001
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,050
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,201
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,856
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	5,242
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2027	1,000	1,150
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,137
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,827
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,379
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,248
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,106
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	100	111
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	21,165	23,711
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,864

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	$7,600	$8,873
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	10,444
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,460
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	1,750	1,996
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	1,000	1,166
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	10,275	12,175
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	2,125	2,551
City of Chicago, Water Rev. Bonds, Series 2012, 4.00% 2020	625	646
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	965	1,060
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	530	588
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	5,382
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,808
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2014, 5.00% 2039	7,500	8,312
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	21,875	23,430
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,308
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	1,785	1,834
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2032	580	723
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2037	780	952
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2038	760	925
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2044	3,250	3,908
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2049	5,455	6,515
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2051	1,000	1,189
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	2,108
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	5,315	5,700
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,168
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,920	5,317
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034 (preref. 2022)	30	33
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	4,167
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,971
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009-B, 5.75% 2039 (preref. 2019)	11,520	11,651
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,680	3,080
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	5,300	6,077
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	6,086
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	7,762
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	10,047
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	2,700	3,255
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	7,455
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	3,580	4,273
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2026	4,875	5,936
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,950
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,468
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	7,420	9,131
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	4,294
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	7,080	8,639
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,000	6,080
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	6,064
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	6,035
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	8,180	9,842
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	700	839
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040 (preref. 2021)	10,000	10,816
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,201
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,191
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,365
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,550
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,176
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	4,072
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2027	925	1,114

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	$1,480	$1,779
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,587
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,100	6,057
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	3,000	3,538
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,932
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	10,509
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,488
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	6,710	7,765
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	7,000	8,066
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	2,750	2,653
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	695	711
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2024	245	275
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2025	760	867
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2030	1,180	1,321
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2035	1,350	1,490
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	2,420	2,570
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,579
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	39,370	44,212
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2037	11,520	12,338
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2038	6,140	6,560
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	2,000	2,428
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,844
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,658
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,753
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,851
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,000	1,237
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	7,000	8,238
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	9,600	10,764
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	2,275	2,477
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	2,345	2,732
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	5,000	5,945
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,250	3,847
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,165	1,364
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,125	1,307
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 3.031% 2036 (put 2021)[1]	1,775	1,781
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	3,995	4,348
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,332
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	5,000	6,201
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	2,000	2,466
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	7,615	9,300
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2031	3,000	3,643
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2033	2,500	3,012
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,895	2,264
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	1,145	1,354
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,334
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,046
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2030	5,000	5,786
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,852
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	7,700	8,667
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	2,960
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 6.875% 2038 (preref. 2019)	4,500	4,509
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	30,089
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011-IL, 5.00% 2030 (preref. 2021)	725	788
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,976
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 5.00% 2035	5,150	6,076

34	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2034	$8,780	$11,080
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2036	7,000	8,766
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2037	8,000	9,977
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033	8,500	9,693
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 2037	2,500	2,715
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,900	7,053
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,469
Fin. Auth., Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2012-A, 5.00% 2042	7,500	8,092
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2028	1,860	2,249
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2029	650	782
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2031	1,185	1,409
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2040	1,275	1,356
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	687
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	7,500	8,142
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,200
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,180
Fin. Auth., Rev. Ref. Bonds (Field Museum of Natural History), Series 2019, 2.133% 2034 (put 2022)[1]	32,160	32,242
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,284
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,674
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,098
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039 (preref. 2019)	14,545	14,570
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	1,765	1,836
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	9,475	9,830
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2022	1,290	1,418
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	4,054
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	4,036
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,000	2,291
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	29,956
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	14,860	14,895
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	180	180
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	14,000	14,505
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	1,042
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	6,745	7,632
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,885	12,118
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	779
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,884
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	6,975	7,250
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	3,525	3,664
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	2,660	2,763
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026 (preref. 2020)	1,340	1,393
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,340

American Funds Tax-Exempt Funds	35

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	$1,265	$1,275
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	40,015	42,545
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 6.75% 2031 (preref. 2021)	1,000	1,092
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	12,500	13,688
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	1,450	1,469
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	230	233
G.O. Bonds, Series 2012, 5.00% 2035	1,000	1,043
G.O. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	980	1,047
G.O. Bonds, Series 2014, 5.00% 2020	5,290	5,372
G.O. Bonds, Series 2014, 5.00% 2021	1,000	1,041
G.O. Bonds, Series 2014, 5.00% 2024	2,000	2,193
G.O. Bonds, Series 2014, 5.00% 2039	6,275	6,658
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,795	3,083
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,196
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	5,100	5,425
G.O. Bonds, Series 2016, 5.00% 2028	4,840	5,450
G.O. Bonds, Series 2016, 5.00% 2033	7,200	7,970
G.O. Bonds, Series 2016, 5.00% 2034	1,925	2,124
G.O. Bonds, Series 2016, 5.00% 2037	7,500	8,212
G.O. Bonds, Series 2016, 5.00% 2038	14,000	15,293
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	7,700	8,555
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,157
G.O. Bonds, Series 2017-A, 5.00% 2023	3,000	3,284
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	12,571
G.O. Bonds, Series 2017-B, 5.00% 2019	6,300	6,346
G.O. Bonds, Series 2017-C, 5.00% 2029	18,250	20,510
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,150	4,298
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	29,000	30,723
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	8,000	8,834
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	25,355	28,562
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	15,470	17,487
G.O. Bonds, Series 2018-A, 5.00% 2020	6,000	6,137
G.O. Rev. Ref. Bonds, Series 2007, 5.25% 2021	2,275	2,372
G.O. Rev. Ref. Bonds, Series 2007-B, 5.25% 2020	3,475	3,523
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,407
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	2,660	2,660
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	5,000	5,152
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,540	4,851
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	4,430	4,543
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,250	1,269
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	10,000	11,428
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,415
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,221
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	1,320	1,486
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	3,986
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,452
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	6,000	6,970
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	2,565	2,903
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,713
Other securities		1,216,115
		2,983,762

Kansas 0.78%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,740	51,955
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2013, 7.55% 2033 (preref. 2020)[2]	29,385	31,674
Other securities		84,771
		168,400

36	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Michigan 4.57%
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2036	$2,500	$3,058
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2037	1,000	1,215
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2038	1,000	1,211
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2043	3,500	4,200
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-MI-1, 5.00% 2048	6,560	7,812
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-MI-2, 5.00% 2044 (put 2025)	5,000	5,898
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,150	2,335
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	6,050	6,501
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,149
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,721
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,672
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,575
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	2,975
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,470
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	3,000	3,461
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,622
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.00% 2030	5,000	5,471
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	750	917
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,494
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,455	7,548
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	31,480	34,934
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	22,030	24,114
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	3,044
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	4,847
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	5,000	6,011
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	32,440	35,550
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	2,034

American Funds Tax-Exempt Funds	37

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	$15,010	$17,074
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	8,315	9,199
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 4.00% 2035	3,595	3,919
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	5,121
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2032	1,500	1,779
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2034	1,540	1,813
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2019-A, 5.00% 2048	2,500	2,989
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, (1-month USD-LIBOR x 0.68 + 0.40%) 1.94% 2030 (put 2021)[1]	14,505	14,526
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 2.29% 2038 (put 2020)[1]	6,000	6,019
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2044	7,500	8,152
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	3,300	3,570
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	1,000	1,117
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,209
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,334
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,513
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,741
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,730
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,724
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	1,000	1,127
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	35,260	38,138
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2044	44,000	53,623
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2048	40,000	48,513
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	8,180	8,266
Other securities		556,500
		988,535

Minnesota 0.67%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	30,000	34,502
Other securities		110,803
		145,305

Nevada 1.50%
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 2043	34,565	41,028
Other securities		283,894
		324,922

38	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New Jersey 2.21%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	$39,705	$43,916
Other securities		435,197
		479,113

New York 6.82%
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.431% 2033 (put 2023)[1]	62,600	62,882
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034 (preref. 2019)	1,000	1,012
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022 (preref. 2019)	5,000	5,061
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030 (preref. 2019)	2,000	2,025
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	6,005
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, (SIFMA Municipal Swap Index + 0.95%) 2.35% 2019[1]	8,900	8,919
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2020[1]	11,100	11,180
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,458
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,552
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,632
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2044 (put 2022)[1]	7,500	7,487
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	23,845	27,222
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2039 (put 2020)[1]	13,000	13,011
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,015
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,821
Metropolitan Transportation Auth., Transportation Rev. Ref. Bond Anticipation Notes, Series 2002-D-2B, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.30%) 1.957% 2032 (put 2021)[1]	15,000	14,992
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-1, 5.00% 2025 (escrowed to maturity)	4,545	5,065
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.337% 2032 (put 2021)[1]	2,000	2,011
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-D-1, (1-month USD-LIBOR x 0.67 + 0.65%) 2.259% 2035 (put 2021)[1]	5,000	5,013
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,686
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,742
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	8,946
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,762
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,436
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,071
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,509
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	1,495	1,770
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2035	4,885	5,950
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,262

American Funds Tax-Exempt Funds	39

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	$1,500	$1,180
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	5,000	3,537
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,224
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,129
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,825
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,621
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,356
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	10,000	12,365
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	7,010
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,566
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,251
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,242
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,229
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 2045	20,000	24,073
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	29,235	31,361
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2010-FF, 5.00% 2025	895	926
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2010-FF, 5.00% 2025 (preref. 2020)	1,360	1,408
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043	20,815	21,985
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043 (preref. 2020)	40,645	43,097
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-GG, 5.00% 2026	205	220
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-GG, 5.00% 2026 (preref. 2021)	1,795	1,929
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-GG, 5.00% 2043 (preref. 2021)	2,000	2,149
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012, Series 2012-BB, 5.25% 2044 (preref. 2021)	3,000	3,300
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-BB, 5.00% 2047	5,000	5,517
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	4,000	4,736
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	4,560	5,608
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2037	3,000	3,626
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	12,670	15,042
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-CC-1, 5.00% 2048	5,000	5,921
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	5,000	6,043
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.00% 2049	9,000	10,815
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012, Series 2012-S-1A, 5.00% 2032	6,400	6,864

40	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013, Series 2013-S-1, 5.00% 2033	$1,825	$2,015
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-1, 5.00% 2035	3,295	4,011
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2034	4,000	4,977
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2033	4,320	5,397
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2037	10,000	12,298
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2038	4,000	4,905
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2034	4,000	4,977
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2035	3,000	3,652
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	19,250	23,674
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 4.00% 2037	5,135	5,792
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2035	5,000	6,193
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2028	1,500	1,694
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2036	1,000	1,113
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2035	1,000	1,196
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,629
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	2,500	2,960
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2034	5,000	6,102
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2035	5,000	6,077
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	1,750	2,097
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 2035	10,000	12,208
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2033	10,000	12,313
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2045	2,500	2,979
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	4,300	4,969
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2035	6,000	7,448
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2037	3,000	3,697
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2038	9,660	11,854
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 5.00% 2034	5,000	6,322
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-A-1, 5.00% 2037	2,500	2,897
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-1, 5.00% 2031	5,000	5,918
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2034	8,000	9,480
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2036	4,000	4,714

American Funds Tax-Exempt Funds	41

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2037	$2,000	$2,348
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	31,500	38,430
Other securities		736,534
		1,476,522

North Carolina 0.71%
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.01% 2041 (put 2022)[1]	52,050	52,147
Other securities		102,564
		154,711

Pennsylvania 4.74%
University of Pittsburgh - Of the Commonwealth System of Higher Education, PANTHERS, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.64% 2021[1]	42,235	42,173
Other securities		983,303
		1,025,476

South Carolina 1.34%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	32,000	37,254
Other securities		253,041
		290,295

Tennessee 1.13%
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2029 (preref. 2023)	31,610	35,752
Other securities		208,278
		244,030

Texas 10.35%
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2041	26,405	31,287
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,454
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	43,195	51,266
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	40,795	33,563
Other securities		2,087,201
		2,239,771

Virginia 2.42%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[2]	41,100	44,745
Other securities		479,252
		523,997

Washington 2.66%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	35,000	41,667
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2035 (put 2021)[1]	49,750	49,840
Other securities		484,095
		575,602

Wisconsin 2.12%
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-2, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2054 (put 2022)[1]	31,145	31,106
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	27,200	32,460
Other securities		394,821
		458,387

42	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Other states & U.S. territories 19.44%
Other securities		$4,205,932

Total bonds, notes & other debt instruments (cost: $19,275,165,000)		20,267,090

Short-term securities 6.21%
Freddie Mac, Multi Family Certificates, Series 2017-M-051, 1.63% 2035[1]	$11,000	11,000
Freddie Mac, Multi Family Certificates, Series 2017-M-052, 1.63% 2036[1]	26,000	26,000
Freddie Mac, Multi Family Certificates, Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 1.65% 2033[1]	37,020	37,020
Freddie Mac, Multi Family Certificates, Series 2018-M-046, 1.63% 2035[1]	16,405	16,405
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	30,000	33,542
State of Illinois, City of Chicago, Board of Education, Tax Anticipation Notes, Series 2018-E, 2.207% 12/13/2019[1,2]	2,500	2,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.34% 10/3/2019	77,000	77,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.38% 8/6/2019	7,500	7,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-B, 1.40% 10/9/2019	7,500	7,500
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.43% 2041 (put 2019)[3]	11,000	11,002
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University), Series 2019, 1.30% 10/16/2019	30,000	30,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Partners Healthcare System Issue), Series 2007-C, Assured Guaranty Municipal insured, 1.66% 2042[1]	7,530	7,530
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.81% 2034 (put 2019)[3]	17,000	17,004
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.50% 2042[1]	38,670	38,670
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.48% 2030[1]	46,435	46,435
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.48% 2030[1]	35,830	35,830
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.48% 2030[1]	9,500	9,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-E, 1.41% 2030[1]	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.48% 2035[1]	27,710	27,710
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.48% 2035[1]	24,150	24,150
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.48% 2035[1]	17,340	17,340
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	10,000	10,008
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-2, 5.00% 2021	5,000	5,327
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-E-2, 1.47% 2034[1]	7,050	7,050
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2006-H-1, 1.48% 2036[1]	500	500
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.75% 2027[1]	2,575	2,575
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.47% 2028[1]	390	390
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-3, 1.47% 2036[1]	14,465	14,465
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.47% 2035[1]	17,315	17,315
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.47% 2042[1]	23,105	23,105
State of New York, New York City G.O. Bonds, Fiscal 2015, Series 2015-F-6, 1.48% 2044[1]	1,500	1,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series 2012-B, 1.49% 2045[1]	38,020	38,020
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2008-B-3, 1.47% 2025[1]	22,300	22,300

American Funds Tax-Exempt Funds	43

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 1.47% 2044[1]	$8,775	$8,775
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012, Series 2012-A, 1.52% 2044[1]	5,305	5,305
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 1.40% 2046[1]	18,500	18,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.48% 2050[1]	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2014-AA-1, 1.48% 2050[1]	1,475	1,475
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.47% 2048[1]	9,280	9,280
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 1.47% 2041[1]	4,310	4,310
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.48% 2045[1]	725	725
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-3, 1.48% 2045[1]	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.47% 2045[1]	1,550	1,550
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-E-4, 1.48% 2045[1]	1,500	1,500
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.47% 2031[1]	13,820	13,820
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.27% 9/6/2019	10,000	10,000
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.27% 9/6/2019	5,000	5,000
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.29% 9/6/2019	3,000	3,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	13,000	13,447
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	46,255	46,346
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.32% 10/4/2019	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.35% 8/5/2019	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.37% 9/5/2019	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.40% 8/8/2019	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.40% 9/4/2019	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.42% 8/12/2019	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.50% 11/4/2019	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.57% 9/12/2019	3,000	3,000
Other securities		486,356

Total short-term securities (cost: $1,342,656,000)		1,343,782
Total investment securities 99.84% (cost: $20,617,821,000)		21,610,872
Other assets less liabilities 0.16%		34,765

Net assets 100.00%		$21,645,637

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $5,935,000, which represented .03% of the net assets of the fund.

44	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [4]	Value at 7/31/2019 (000) [5]	Unrealized (depreciation) appreciation at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	7,183	October 2019	$1,436,600	$1,540,080	$(3,140)
5 Year U.S. Treasury Note Futures	Long	1,521	October 2019	152,100	178,801	1,295
10 Year Ultra U.S. Treasury Note Futures	Short	507	September 2019	(50,700)	(69,887)	(1,145)
10 Year U.S. Treasury Note Futures	Short	5,627	September 2019	(562,700)	(717,003)	(3,193)
30 Year Ultra U.S. Treasury Bond Futures	Short	459	September 2019	(45,900)	(81,501)	(3,004)
						$(9,187)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $360,619,000, which represented 1.67% of the net assets of the fund.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	45

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2019

Bonds, notes & other debt instruments 93.65%	Principal amount (000)	Value (000)
Arizona 2.77%
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[1]	$6,055	$6,499
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[1]	5,500	5,811
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[1]	1,500	1,610
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[1]	7,100	7,497
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 2022[1]	18,900	18,890
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Phoenix Campus), Series 2017-B, 4.00% 2022[1]	7,250	7,246
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 2024[1]	1,250	1,348
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 2034[1]	1,560	1,792
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[1]	6,900	7,887
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2035[1]	1,590	1,704
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2045[1]	2,250	2,373
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 2026[1]	3,275	3,381
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2041[1]	10,000	10,673
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2046[1]	2,500	2,656
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.00% 2038[1]	3,100	3,193
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.25% 2048[1]	3,000	3,093
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.25% 2053[1]	4,980	5,118
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2019-A, 5.00% 2039[1]	410	422
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2019-A, 5.00% 2049[1]	1,185	1,213
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,461
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1 LLC Project), Series 2018, AMT, 7.25% 2033[1]	13,500	14,804
Other securities		101,960
		214,631

California 5.60%
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2008-F, 1.75% 2026 (put 2022)[2]	23,750	23,037
Other securities		411,110
		434,147

Colorado 5.54%
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,608
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	3,000	3,584
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,792
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	119
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,819
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	1,000	1,195

46	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028	$1,500	$1,865
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	1,360	1,691
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,300	2,860
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,611
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047 (preref. 2027)	3,520	4,377
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	551
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033 (preref. 2022)	145	160
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	12,140	13,377
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	4,725	5,471
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	1,000	1,168
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,480	2,824
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[2]	2,500	1,649
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[2]	5,500	3,627
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 2027	455	532
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2031	2,395	2,788
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2032	850	986
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	2,300	2,628
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2047	12,230	13,686
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,255
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2027	1,055	1,147
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Communities), Series 2012, 5.00% 2020	75	76
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	842
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,207
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	7,896
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,143
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	604
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,151
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,720
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,809
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2037	2,625	3,060
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2049	4,500	5,133
Other securities		311,492
		429,503

American Funds Tax-Exempt Funds	47

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia 0.86%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 2046	$173,025	$29,345
Other securities		37,276
		66,621

Florida 5.18%
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	19,699
Other securities		381,589
		401,288

Georgia 1.70%
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	20,944
Other securities		110,678
		131,622

Hawaii 0.39%
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 2037	13,800	14,424
Other securities		16,006
		30,430

Illinois 14.63%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	5,017
City of Chicago, Board of Education, Capital Improvement Bonds, Series 2016, 6.00% 2046	500	588
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternative Rev.), Series 2015-C, 5.25% 2039	8,890	9,564
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,699
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	6,910	8,274
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	26,060	32,547
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,410
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,964
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	2,120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,188
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,379
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,744
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	2,000	2,195
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,470	4,168
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	4,461
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	28,185	35,305
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,109
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,224
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,506
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,582
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,224

48	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	$5,000	$5,453
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	13,359
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	8,490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	3,000	3,634
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	2,086
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	266
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	500	557
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,092
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	970	993
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	515
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	610
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	381
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,274
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	500	560
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	223
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	545
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2049	10,000	11,491
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2030	8,000	5,563
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,105	1,396
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	459
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,059
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	250	277
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2040	1,450	1,597
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	106
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	3,140	3,361
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,343
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	6,500	7,699
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	11,170	13,092
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,123
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,296
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	3,105	3,500
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2035	1,670	1,829
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	3,500	3,805
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	173
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2019	1,205	1,196
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2029	2,690	1,965
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	5,870	3,942
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,070	1,811
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,200	1,015
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	3,125	2,096
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,440	12,852

American Funds Tax-Exempt Funds	49

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	$8,635	$9,019
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	14,980	18,022
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	24,256
City of Chicago, Wastewater Transmission Rev. Bonds (Second Lien), Series 2017-A, 5.00% 2037	3,000	3,438
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,318
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	460	467
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,142
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	560	481
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	4,158
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,114
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,937
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,332
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,086
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	277
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	6,981
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2001, 5.75% 2030	3,000	3,772
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,681
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,605	1,821
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	551
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,500	1,686
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,505
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	4,010	4,139
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	45
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,116
Fin. Auth., Rev. Bonds (Christian Homes, Inc.), Series 2010, 6.125% 2027	645	662
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	9,022
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,164
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,507
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,340
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,405	2,537
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	7,250	6,995
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	239
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	255	290
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2045	3,500	3,800
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	19,276
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,094
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.75% 2030 (preref. 2019)	4,000	4,007
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-B, 5.75% 2030 (preref. 2019)	130	130
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,633
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	1,070
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,338
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,195
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,181
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,652
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,090	3,641
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,756
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,637
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 3.031% 2036 (put 2021)[3]	800	802
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	266
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	1,755	1,910
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,331

50	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	$9,000	$11,098
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	1,000	1,221
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	4,500	5,438
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,511
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	3,820	4,517
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,334
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,594
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	1,010
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,398
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,262
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,688
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 6.875% 2038 (preref. 2019)	1,500	1,503
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,298
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,292
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,279
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,800	2,037
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,790
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011-IL, 5.00% 2030 (preref. 2021)	275	299
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,480
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2031	1,875	2,031
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2036	1,000	1,071
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039 (preref. 2019)	3,500	3,506
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	940	978
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,328
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,213
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,228
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,151
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	9,705	9,728
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	125	125
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,295
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,078
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,469
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,125
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	300
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,074
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,045
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,641
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	817
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	862
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	774
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	2,465	2,550

American Funds Tax-Exempt Funds	51

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	$700	$713
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,500	11,593
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.125% 2020	4,440	4,506
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,103
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,057
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	19,125	20,334
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	4,265	4,670
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,051
G.O. Bonds, Series 2013, 5.00% 2021	860	905
G.O. Bonds, Series 2013, 5.00% 2023	685	747
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,205
G.O. Bonds, Series 2013, 5.50% 2033	3,715	4,054
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,082
G.O. Bonds, Series 2014, 5.00% 2022	885	942
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,290
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,215
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,249
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,376
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,361
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,116
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,689
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,428
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,092
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,333
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,292
G.O. Bonds, Series 2017-A, 5.00% 2035	3,145	3,449
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,279
G.O. Bonds, Series 2017-B, 5.00% 2019	3,550	3,576
G.O. Bonds, Series 2017-C, 5.00% 2029	9,820	11,036
G.O. Bonds, Series 2017-D, 5.00% 2027	21,490	24,426
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	3,335	3,533
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	10,000	11,265
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	18,000	20,347
G.O. Bonds, Series 2018-A, 5.00% 2020	2,650	2,711
G.O. Bonds, Series 2019-B, 5.00% 2027	5,000	5,748
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	419
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,250	4,541
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,391
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,415
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	819
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,738
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,222
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	6,263
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,301
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,647
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,309
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,395
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,564
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,435	1,777
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	105
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	5,845

52	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	$10,230	$6,498
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	6,181
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	1,829
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,630	1,047
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	13,350	3,653
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,579
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	540	589
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,209
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2027	3,500	2,893
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	344
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	25,395	10,443
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,243
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	32,160	6,981
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	27,760	6,663
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	19,175	4,600
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,937
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,470	1,542
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,306
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,364
Other securities		256,705
		1,134,482

Indiana 1.76%
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	9,000	9,034
Fin. Auth., Facs. Rev. Ref. Green Bonds (RES Polyflow Project), Series 2019, AMT, 7.00% 2039[1]	6,000	6,151
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,685
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	18,196
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	10,467
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,300
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,862
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	3,250	3,528

American Funds Tax-Exempt Funds	53

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	$3,410	$3,730
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	6,750	7,669
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,776
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,726
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,000	4,518
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,067
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 2033	215	239
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,146
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,256
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,240
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	2,500	2,797
Other securities		33,855
		136,242

Iowa 1.01%
Student Loan Liquidity Corp., Student Loan Rev. Ref. Bonds, Series 2018-A, AMT, 3.75% 2033	23,000	23,894
Other securities		54,276
		78,170

New Jersey 4.00%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,477
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	796
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,644
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,423
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,220
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,154
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,395
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,845
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,743
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,599
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,200	1,397
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2034	2,025	2,310
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2039	1,685	1,898
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	3,810	4,252
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	3,974
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,224
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	2,050	2,267
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,106
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,089
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,306
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	2,075	2,106

54	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	$2,500	$2,836
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,371
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,722
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,458
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	3,235	3,791
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,219
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.00% 2028[3]	13,970	14,081
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	133
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	12,209
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 2029[1]	670	705
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2039[1]	825	887
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2049[1]	930	993
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2054[1]	725	768
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 4.875% 2019	6,960	6,984
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,796
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,900
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,319
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,913
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,990
Other securities		161,831
		310,131

New York 3.25%
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[4]	16,320	15,061
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2019	1,000	1,000
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	15,850	16,343
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	12,929
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,789
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	560	621
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,128
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,778
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,602
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,639
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,841
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2026	1,110	1,312
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	7,000	8,503
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2031	10,000	11,996

American Funds Tax-Exempt Funds	55

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	$5,000	$5,394
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	4,225
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	10,743
Other securities		124,838
		251,742

Ohio 4.65%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	50,995	50,166
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	62,990	63,500
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-3, 6.25% 2037[4]	7,875	7,933
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	16,250	19,246
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2053	20,455	22,207
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	14,450	15,491
Other securities		182,030
		360,573

Oklahoma 0.63%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,316
Other securities		31,618
		48,934

Pennsylvania 5.56%
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,786
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	9,775	9,989
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,827
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	18,661
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	13,320
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,000	1,124
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.25% 2026[1]	2,500	2,588
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.75% 2036[1]	6,790	7,176
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 2041 (put 2024)	3,000	3,060
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,950	4,960
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 1.50% 2034 (put 2019)	3,600	3,601
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,440	16,115
Other securities		339,469
		430,676

56	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Puerto Rico 4.00%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	$55	$55
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.50% 2031	6,815	6,817
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	1,125	1,126
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	255	255
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2036	520	515
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	6,200	6,270
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.125% 2032	3,750	3,764
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	6,455	6,471
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,500	1,505
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,560
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	2,420	2,512
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,053
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,700	1,778
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	926
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2024	300	293
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	825	798
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	976
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,025	998
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	50
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,400	1,373

American Funds Tax-Exempt Funds	57

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	$2,230	$2,233
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2022	1,500	1,579
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2023	1,600	1,709
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2024	1,700	1,839
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2025	1,800	1,961
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2026	1,900	2,083
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2027	1,900	2,096
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2028	2,000	2,220
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2034	2,200	2,379
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2044	2,500	2,616
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	2,270	2,370
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,934
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2054[3]	77,876	14,756
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	36,184	36,273
Other securities		178,034
		309,728

South Carolina 1.81%
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2036[1,3]	3,000	3,347
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2041[1,3]	8,330	9,185
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 2042	1,855	1,984
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[1]	2,000	2,103
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2041[1]	6,000	6,283
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,239
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2047	5,700	6,162
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2052	5,055	5,451
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2031	2,040	2,251
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2032	2,135	2,350

58	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2038	$9,035	$9,837
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2048	3,500	3,777
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,143
Other securities		78,513
		140,625

Texas 5.86%
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	21,330	23,138
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2027	1,995	2,501
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,090
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,053
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,228
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	17,971
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.50% 2020	1,000	1,025
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,025
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,555
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,372
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-2, AMT, 5.00% 2020	4,810	4,940
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-C, AMT, 5.00% 2020	8,485	8,714
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	1,670	1,956
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.946% 2034 (put 2021)[3]	3,500	3,502
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	17,800	14,645
Other securities		344,512
		454,227

Utah 0.46%
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[1]	27,420	28,083
Other securities		7,817
		35,900

Virginia 2.31%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[1]	27,900	30,374
Other securities		148,655
		179,029

Wisconsin 2.51%
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	45	48
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	480
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 2047[1]	5,000	5,457
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 2052[1]	2,000	2,176
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2039[1]	820	868
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2049[1]	520	546

American Funds Tax-Exempt Funds	59

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2054[1]	$1,365	$1,424
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024[1]	1,605	1,778
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2025[1]	1,000	1,148
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.25% 2030	3,000	3,302
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,495
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 2027[1]	2,000	2,276
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 2031[1]	2,750	3,249
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 2050[1]	4,000	4,780
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2044	1,750	1,994
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2049	1,500	1,704
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2026	1,000	1,184
Public Fin. Auth., Rev. Bonds (Prime Healthcare Foundation), Series 2018, 5.35% 2045	1,000	1,152
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-B, 5.00% 2027	2,345	2,750
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	529
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,267
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,357
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	6,935
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 2029[1]	545	564
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2039[1]	500	521
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2049[1]	1,100	1,137
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2032[1]	1,280	1,418
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2037[1]	650	720
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2042[1]	250	274
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2047[1]	900	984
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2052[1]	2,300	2,507
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034[1]	1,000	1,071
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044[1]	1,800	1,946
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,512
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 1.95% 2027 (put 2019)	2,000	2,000
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	1,960
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,075
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,151
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,327
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	6,730	7,766
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2034	4,135	4,819

60	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2039	$2,045	$2,344
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2044	1,350	1,529
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2049	3,625	4,090
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Capital Appreciation Bonds, Series 2016, 0% 2027	15,115	11,116
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Capital Appreciation Bonds, Series 2016, 0% 2028	8,975	6,306
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Capital Appreciation Bonds, Series 2016, 0% 2029	12,855	8,582
Other securities		64,161
		194,779

Other states & U.S. territories 19.17%
Other securities		1,486,702

Total bonds, notes & other debt instruments (cost: $6,875,834,000)		7,260,182

Short-term securities 5.96%
State of Illinois, City of Chicago, Board of Education, Tax Anticipation Notes, Series 2018-E, 2.207% 12/13/2019[1,3]	2,500	2,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.34% 10/3/2019	30,000	30,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.38% 8/6/2019	1,500	1,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-B, 1.40% 10/9/2019	7,500	7,500
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.43% 2041 (put 2019)[5]	5,000	5,001
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University), Series 2019, 1.30% 10/16/2019	15,000	15,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.48% 2030[3]	25,900	25,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.48% 2030[3]	2,300	2,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.48% 2035[3]	12,000	12,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 1.52% 2035[3]	3,500	3,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.48% 2035[3]	6,900	6,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 1.52% 2035[3]	14,000	14,000
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2006-H-1, 1.48% 2036[3]	6,180	6,180
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.75% 2027[3]	10,700	10,700
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.47% 2035[3]	5,465	5,465
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.47% 2042[3]	6,500	6,500
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2014-D-3, 1.48% 2038[3]	1,000	1,000
State of New York, New York City G.O. Bonds, Fiscal 2015, Series 2015-F-6, 1.48% 2044[3]	1,000	1,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2007-BB-2, 1.47% 2035[3]	7,340	7,340
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 1.47% 2049[3]	4,475	4,475
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.47% 2048[3]	7,000	7,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-3, 1.48% 2045[3]	2,000	2,000

American Funds Tax-Exempt Funds	61

American High-Income Municipal Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-E-4, 1.48% 2045[3]	$12,500	$12,500
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.47% 2031[3]	1,600	1,600
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 1.60% 2044 (put 2019)[5]	12,300	12,304
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 2.15% 2045 (put 2019)[5]	2,000	2,000
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.48% 2048[3]	15,500	15,500
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.27% 9/6/2019	10,000	10,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	5,500	5,689
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Exempt Facs. Rev. Bonds (Emerald Renewable Diesel LLC Project), Series 2018, AMT, 1.90% 2049 (put 2019)[1]	5,000	5,002
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.48% 2024[3]	17,400	17,400
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.50% 2040[3]	500	500
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	16,965	16,999
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.32% 10/4/2019	8,000	8,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.35% 8/5/2019	3,520	3,520
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.40% 8/8/2019	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.50% 11/4/2019	5,000	5,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.95% 2023 (put 2019)[5]	2,000	2,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.95% 2025 (put 2019)[5]	3,500	3,500
Other securities		157,274

Total short-term securities (cost: $461,498,000)		461,549
Total investment securities 99.61% (cost: $7,337,332,000)		7,721,731
Other assets less liabilities 0.39%		30,523

Net assets 100.00%		$7,752,254

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $6,012,000, which represented .08% of the net assets of the fund.

62	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [6]	Value at 7/31/2019 (000) [7]	Unrealized (depreciation) appreciation at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	2,013	October 2019	$402,600	$431,600	$(621)
5 Year U.S. Treasury Note Futures	Long	1,464	October 2019	146,400	172,100	1,516
10 Year U.S. Treasury Note Futures	Short	1,166	September 2019	(116,600)	(148,574)	(431)
30 Year Ultra U.S. Treasury Bond Futures	Short	133	September 2019	(13,300)	(23,616)	(829)
						$(365)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $986,843,000, which represented 12.73% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	63

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2019

Bonds, notes & other debt instruments 94.34%	Principal amount (000)	Value (000)
California 92.76%
State issuers 36.35%
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2032	$950	$1,166
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2034	760	925
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2035	1,300	1,576
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2036	1,000	1,208
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2037	1,265	1,521
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2038	1,140	1,367
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2044	4,000	4,747
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	10,575	11,339
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021 (preref. 2020)	1,625	1,669
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	1,400	1,447
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2018-A, 5.00% 2043	1,000	1,208
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2018-A, 5.00% 2053	3,985	4,721
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,193
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	11,795	12,528
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,942
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2033	2,000	1,358
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029	3,265	3,758
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series 2009-T-5, 5.00% 2023	2,000	2,292
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2014-A, 5.00% 2026	1,035	1,227
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,200
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	2,980
G.O. Bonds, Series 2009, 6.00% 2039	2,000	2,025
G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,170
G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.78% 2027 (put 2027)[1]	2,000	2,006
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.83% 2029 (put 2023)[1]	1,500	1,507
G.O. Bonds, Series 2015, 5.25% 2032	5,000	6,049
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	7,120	8,736
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2026	7,500	9,311
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	3,002
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	12,600	11,262
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,872
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	1,950	2,299
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	3,580	4,126
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,640	4,034
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	2,450	2,476
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	4,250	4,295
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	601
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,171
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,942
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	3,690

64	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	$12,940	$14,186
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	3,500	5,050
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,127
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,321
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,475	1,758
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,367
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2022	100	111
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	475
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	464
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	554
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	716
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	2,000	2,269
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,376
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,162
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2034	1,000	1,241
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,852
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,461
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,224
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,127
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,108
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	606
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,569
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,565
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,951
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,111
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,016
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2031	5,000	6,308
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	9,000	11,182
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	4,475	4,719
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,000
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,195
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,384
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,373
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,560
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,211
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046	3,000	3,533
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	7,779
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.60% 2037 (put 2022)[1]	8,500	8,652
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	10,000	12,314
Municipal Fin. Auth., Charter School Rev. Bonds (Bella Mente Montessori Academy), Series 2018-A, ACA insured, 5.00% 2048[2]	1,150	1,303
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	569

American Funds Tax-Exempt Funds	65

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	$2,000	$2,244
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	500	613
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	5,181
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,104
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 2040[2]	2,335	2,685
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	2,800	3,222
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 4.00% 2021[2]	850	870
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[2]	3,500	4,019
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	846
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	372
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	190
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	282
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	280
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	200	247
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	276
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	225	275
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,948
Municipal Fin. Auth., Rev. Bonds (Channing House Project), Series 2017-A, 5.00% 2033	1,000	1,217
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2022	1,300	1,422
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2027	690	853
Municipal Fin. Auth., Rev. Bonds (Emerson College), Series 2017-B, 5.00% 2035	1,500	1,796
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,500	1,526
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	4,159
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	1,585	1,876
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	3,271
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,585
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	1,000	1,196
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,000	3,520
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	8,705	10,169
Municipal Fin. Auth., Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 2020	260	268
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	1,550	1,708
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2029	390	495
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2030	250	320
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2031	1,250	1,609
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2032	925	1,199
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025 (preref. 2020)	2,100	2,184
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030 (preref. 2020)	1,000	1,043
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,245
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,856
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	796
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	1,000	1,216
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,210
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,200
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,374
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	5,151
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	4,150	4,630
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	600	655
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	668

66	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2028	$1,135	$1,269
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2029	1,390	1,549
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	914
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	602
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	528
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	727
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	650	773
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	3,168
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,358
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,174
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,460
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	1,250	1,443
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,146
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,725
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	711
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	737
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	704
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	701
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,154
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	4,010	4,597
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,759
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,146
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2031	1,000	1,128
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,250	1,396
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2034	750	832
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,185	1,308
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2036	2,000	2,197
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2037	2,850	3,117
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2039	2,750	2,995
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	4,500	5,238
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,492
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	4,000	4,581
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,517
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,886
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,638

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	$1,000	$1,109
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2039	1,000	1,113
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	2,000	2,195
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	4,900	4,939
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	5,489
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	6,525	7,697
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,359
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	7,500	8,783
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2049	2,510	2,992
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2052	3,500	4,154
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 2046	11,475	12,906
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,465	4,076
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	750	803
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2032[2]	2,500	2,842
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2037[2]	1,485	1,663
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	805	889
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 2036[2]	1,365	1,458
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[2]	3,345	3,846
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2041[2]	3,000	3,323
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[2]	2,795	3,076
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2055[2]	1,000	1,067
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2036[2]	1,000	1,064
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[2]	750	791
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 2034[2]	750	807
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2030[2]	315	346
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[2]	250	268
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	4,300	5,017
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2030[2]	1,950	2,217
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2037[2]	2,105	2,337
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2037[2]	590	691
School Fin. Auth., School Fac. Rev. Bonds (KIPP Social), Series 2019-A, 5.00% 2054[2]	2,150	2,517
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2037[2]	1,455	1,673
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	5,400	6,111
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2028	1,500	1,501

68	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2037	$2,000	$2,001
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2024	300	344
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2025	275	320
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2026	370	437
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2034	750	957
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2037	735	927
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	3,141
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2032	1,165	1,396
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	1,000	1,174
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2043	2,000	2,332
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	1,500	1,740
Statewide Communities Dev. Auth., Mortgage Rev. Bonds (Methodist Hospital of Southern California Project), Series 2009, FHA insured, 6.625% 2029 (preref. 2019)	2,235	2,235
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	7,000	7,060
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	1,250	1,253
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	6,875	7,122
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	2,905	2,996
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,395
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,515
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,524
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,336
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,233
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,411
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,779
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,134
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,342
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	335	360
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	250	276
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	1,700	1,898
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	5,959
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,291
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	405	497
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,500	1,742

American Funds Tax-Exempt Funds	69

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	$3,500	$4,175
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,445
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	500	531
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	1,820	1,926
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2051	2,750	2,898
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,097
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[2]	100	118
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[2]	105	121
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2051[2]	1,440	1,641
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,528
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	1,053
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	4,155	4,601
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[2]	1,400	1,570
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 2058[2]	1,000	1,164
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	625	752
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,351
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,781
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024 (preref. 2020)	1,000	1,044
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,902
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,170
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,500	1,537
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,089
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	2,025	2,389
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2041[2]	11,920	13,716
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,075
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,196
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	592
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	5,960
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	761
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,251
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031	1,750	1,994

70	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 2026[2]	$3,385	$3,618
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[2]	3,500	3,925
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	2,250	2,486
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	817
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,616
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,122
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[2]	2,000	2,031
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	10,075	11,245
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029	1,000	1,198
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2030	1,500	1,788
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2035	1,250	1,464
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,348
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,820
Regents of the University of California, General Rev. Bonds, Series 2019-BB, 5.00% 2049	1,000	1,232
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	906
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,511
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	1,900	2,300
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,099
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	17,915	19,666
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	16,000	17,733
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	3,590	3,596
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	7,360	7,710
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 4.00% 2035	20,840	23,893
Other securities		129,420
		936,754

City, county & other issuers 56.41%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	2,200	2,313
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Channing House), Series 2010, 6.00% 2030 (preref. 2020)	2,000	2,079
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Channing House), Series 2010, 6.125% 2040 (preref. 2020)	3,000	3,121
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,226
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	4,000	4,256
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2021	515	552
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2023	80	88
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	1,000	1,080

American Funds Tax-Exempt Funds	71

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.25% 2039 (preref. 2019)	$4,000	$4,000
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,097
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,126
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,591
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2045 (put 2023)[1]	1,400	1,420
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.50% 2045 (put 2024)[1]	7,900	8,115
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.00% 2034 (put 2020)[1]	825	826
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.10% 2034 (put 2021)[1]	4,000	4,016
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.182% 2045 (put 2021)[1]	2,100	2,105
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	3,510	4,160
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056	16,500	20,206
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-H, 5.00% 2044	1,000	1,227
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	1,475	1,668
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.931% 2034 (put 2021)[1]	11,675	11,686
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,181
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,178
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,171
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,170
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2020	250	256
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,695
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	4,680	5,324
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	8,065	9,142
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	1,096
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,326
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	1,040	1,182
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	2,500	2,827
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	8,000	9,662
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	2,974
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,095
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2028	825	897
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	430
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,731
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	550	637
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	750
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	1,000	1,151
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	3,054
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	5,250	5,981

72	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	$1,250	$1,461
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2020	1,000	1,032
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	952
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	816
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,191
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	2,250	2,684
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	3,006
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,955
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2031	1,500	1,717
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	913
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,119
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2036	1,000	1,148
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2037	1,285	1,466
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2026	330	412
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2027	375	477
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2028	525	680
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2029	500	657
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2030	350	457
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2031	330	428
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2032	340	437
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2034	770	977
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2044	1,000	1,228
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,031
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,485
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,840
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,118
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	1,000	1,178
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,160
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,750
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,857
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	593
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,226

American Funds Tax-Exempt Funds	73

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	$1,000	$1,211
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,208
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,504
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,199
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,674
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,502
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,542
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,634
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,755
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2044	2,880	3,436
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	5,000	6,176
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	4,222
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2023	2,000	2,277
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	5,880	7,361
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 2031	2,345	2,965
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,062
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2045	2,000	2,453
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	5,000	6,100
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-M-1, 5.25% 2042	6,115	7,540
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	6,250	7,715
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2013, 6.625% 2038 (preref. 2021)	1,200	1,335
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2030	1,250	1,475
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2031	1,500	1,758
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2040	5,550	6,333
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2031	2,015	2,448
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2035	3,245	3,874
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2036	2,000	2,381
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2024	2,225	2,629
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2024	2,485	2,930
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,000	2,433
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,145	2,556
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	4,025	4,471
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,800	2,176
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	7,210	8,429
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,179
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2039	1,320	1,495
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,141
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,123
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,117
Palomar Health, G.O. Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	3,375	3,800
Palomar Pomerado Health, Certs. of Part., Series 2009, 6.75% 2039 (preref. 2019)	3,500	3,549

74	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2030 (preref. 2020)	$1,500	$1,592
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2041 (preref. 2020)	2,585	2,744
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	3,000	2,451
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	7,380
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	2,185
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2049	9,035	10,514
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 2.218% 2035[1]	13,500	13,392
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,069
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	4,560	4,608
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,589
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	10,000	11,937
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,081
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,795
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,098
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,094
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,696
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,342
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,490
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	1,000	1,249
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Company LLC), Series 2019-A, AMT, 5.00% 2027	2,000	2,451
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,525
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,203
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,126
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,382
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,184
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,758
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	10,000	11,628
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,346
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	11,071
Other securities		1,003,183
		1,453,650

Guam 0.34%
Other securities		8,722

Puerto Rico 0.50%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,900	8,292
Other securities		4,552
		12,844

American Funds Tax-Exempt Funds	75

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
United States 0.74%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class A-CA, 3.35% 2033	$15,470	$16,881
Other securities		2,115
		18,996

Total bonds, notes & other debt instruments (cost: $2,301,503,000)		2,430,966

Short-term securities 6.06%
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.44% 2035[1]	8,400	8,400
IAM Commercial Paper, Series 2019, 1.34% 8/6/2019	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 1.39% 2035[1]	13,000	13,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 1.39% 2035[1]	17,020	17,020
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-3, 1.41% 2035[1]	3,000	3,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 1.46% 2035[1]	4,000	4,000
County of Los Angeles, IAM Commercial Paper, Series 2019, 1.31% 9/5/2019	8,000	8,000
County of Los Angeles, IAM Commercial Paper, Series 2019, 1.40% 8/22/2019	2,200	2,200
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	18,600	19,268
Municipal Fin. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2007, AMT, 1.48% 2029[1]	2,100	2,100
City of San Diego, IAM Commercial Paper, Series 2019, 1.68% 8/6/2019	4,915	4,915
City of San Diego, IAM Commercial Paper, Series 2019, 1.68% 8/6/2019	4,000	4,000
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.44% 2024[1]	11,685	11,685
University of California, IAM Commercial Paper, Series 2019-A-2, 1.17% 10/8/2019	4,000	4,000
University of California, IAM Commercial Paper, Series 2019-A-2, 1.23% 10/8/2019	12,000	12,000
University of California, IAM Commercial Paper, Series 2019-A-2, 1.40% 10/24/2019	2,000	2,000
University of California, IAM Commercial Paper, Series 2019-A-2, 1.40% 10/25/2019	2,250	2,250
Dept. of Water Resources, IAM Commercial Paper, Series 2019, 1.35% 9/6/2019	15,000	15,000
Other securities		21,476

Total short-term securities (cost: $156,251,000)		156,314
Total investment securities 100.40% (cost: $2,457,754,000)		2,587,280
Other assets less liabilities (0.40)%		(10,399)

Net assets 100.00%		$2,576,881

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

76	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount [3]	7/31/2019 [4]	at 7/31/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	2,040	October 2019	$408,000	$437,389	$(1,228)
5 Year U.S. Treasury Note Futures	Short	569	October 2019	(56,900)	(66,889)	59
10 Year Ultra U.S. Treasury Note Futures	Short	100	September 2019	(10,000)	(13,784)	3
						$(1,166)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $97,751,000, which represented 3.79% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	77

American Funds Tax-Exempt Fund of New York

Summary investment portfolio July 31, 2019

Bonds, notes & other debt instruments 93.38%	Principal amount (000)	Value (000)
New York 91.22%
State issuers 46.34%
Convention Center Dev. Corp., Subordinated Lien Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2048	$3,540	$1,295
Dormitory Auth., Lease Rev. Bonds (State University of New York Dormitory Facs.), Series 2010-A, 5.00% 2035	1,000	1,033
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 2037	1,000	1,102
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	568
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	1,000	1,087
Dormitory Auth., Rev. Bonds (Fordham University), Series 2017, 4.00% 2034	885	994
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	500	586
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2035	1,000	1,157
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	285
Dormitory Auth., Rev. Bonds (Memorial Sloan-Kettering Cancer Center), Series 2017-1, 5.00% 2027	750	962
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2031	1,000	1,229
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2032	1,000	1,174
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2035	500	595
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2032	500	637
Dormitory Auth., Rev. Bonds (New York University), Series 2019-A, 5.00% 2049	1,500	1,841
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,605
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,045
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2022	200	222
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2034	1,000	1,143
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 2033	400	475
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[1]	600	685
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2040[1]	1,000	1,119
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2031[1]	1,000	1,183
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2035[1]	1,000	1,165
Dormitory Auth., Rev. Bonds (Skidmore College), Series 2011-A, 5.50% 2041	1,110	1,193
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2030	750	935
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2032	500	617
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2014-A, 5.50% 2039	1,000	1,122
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 2038	500	573
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai School of Medicine of New York University), Series 2010-A, 5.00% 2021	1,000	1,033
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	27
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	516
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,125
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	880
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-E, 5.00% 2020	35	36
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	897
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2042	1,130	1,350

78	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	$1,000	$1,263
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,278
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	1,500	1,822
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,228
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2036	1,000	1,230
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	1,000	1,215
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,500	1,809
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,182
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)[1]	500	503
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)[1]	500	503
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,250	1,678
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,401
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	393
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	448
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,622
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,533
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	500	535
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,425
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	873
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.431% 2033 (put 2023)[2]	1,500	1,507
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,221
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,225	3,839
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	618
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2020[2]	2,000	2,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	285
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2039 (put 2020)[2]	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,046
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	339
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2026	560	692
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2027	700	882
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	887
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.337% 2032 (put 2021)[2]	600	603
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,180
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,130
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	565	699
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	750	956
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	265	276
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	285	294
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	420	435

American Funds Tax-Exempt Funds	79

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	$1,400	$1,481
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	700	735
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	255	267
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	905	955
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	610	651
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	500	548
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	1,000	1,097
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	20	20
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	995	1,011
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	715	744
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	1,545	1,648
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	55	56
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,051
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,201
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,058
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	542
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	566
Port Auth., Special Project Bonds (John F. Kennedy International Air Terminal LLC Project), Series 8, 5.00% 2020	680	701
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,623
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	1,125	1,160
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2021	610	647
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	529
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,632
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	280	294
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	1,000	1,079
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	500	554
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	561
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,103
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	556
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	539
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	1,500	1,811
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2036	1,045	1,233
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	876
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,852
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,202
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	1,500	1,860
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,345	1,633
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2035	1,170	1,413
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	916
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	1,500	1,830
Other securities		10,338
		127,408

80	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
City, county & other issuers 44.88%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 2026	$500	$600
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 2027	750	906
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	266
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	500	594
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	1,500	1,719
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,488
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2023	1,600	1,819
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2024	275	322
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,050	1,200
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	586
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	542
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	540
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	569
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,077
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), Series 2015, 5.00% 2040	500	568
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	450	500
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	950	1,042
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,833
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	803
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	523
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,044
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	495
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	800	855
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	847
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	565
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	951
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	733
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	955	1,008
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	45	48
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	435	464
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	565	606
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	2,700	3,323
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	1,000	1,222
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,445
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,212

American Funds Tax-Exempt Funds	81

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 2030	$1,000	$1,226
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2035	750	928
County of Nassau, G.O. General Improvement Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2032	750	956
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	607
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,151
New York City G.O. Bonds, Fiscal 2010, Series 2010-C, 4.00% 2019	145	145
New York City G.O. Bonds, Fiscal 2011, Series 2011-B, 5.00% 2019	350	350
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,168
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	1,000	1,213
New York City G.O. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2031	1,000	1,197
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2034	1,000	1,199
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,904
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	1,000	1,252
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2032	1,720	2,144
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	1,150	1,407
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	750	929
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,738
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	530
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	500	519
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,000	1,007
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	792
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	938
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	401
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	756
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043	590	623
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043 (preref. 2020)	1,150	1,219
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-EE, 5.00% 2045	500	571
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-HH, 5.00% 2039	500	585
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	1,055	1,249
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	750	922
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	1,250	1,484
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	2,000	2,417
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.25% 2049	1,500	1,846
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-FF-2, 5.00% 2040	1,000	1,239
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2036	750	910
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2036	590	715
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	750	922
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	1,000	1,213

82	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2036	$1,000	$1,234
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	736
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	316
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,229
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	1,000	1,184
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	750	899
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2042	1,000	1,191
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 2042	1,080	1,191
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2036	2,380	2,945
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 5.00% 2034	750	948
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2026	1,000	1,223
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	686
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	570
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	795
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 2031	1,000	1,230
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,016
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,579
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,168
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,000	1,152
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,312
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,117
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	499
Other securities		24,497
		123,404

Other U.S. territories 2.16%
Other securities		5,947

Total bonds, notes & other debt instruments (cost: $243,770,000)		256,759

Short-term securities 5.59%
Dormitory Auth., IAM Commercial Paper (Columbia University), Series 2019, 1.55% 9/5/2019	2,000	2,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,501
New York City G.O. Bonds, Fiscal 2006, Series 2005-E-2, 1.47% 2034[2]	2,000	2,000
New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.75% 2027[2]	1,000	1,000
New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.47% 2035[2]	3,500	3,500
New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.47% 2042[2]	500	500

American Funds Tax-Exempt Funds	83

American Funds Tax-Exempt Fund of New York

Short-term securities (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.47% 2045	$600	$600
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-E-4, 1.48% 2045[2]	125	125
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 1.44% 2037[2]	900	900
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.44% 2037[2]	3,250	3,250

Total short-term securities (cost: $15,376,000)		15,376
Total investment securities 98.97% (cost: $259,146,000)		272,135
Other assets less liabilities 1.03%		2,819

Net assets 100.00%		$274,954

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

84	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 7/31/2019 (000)	[4]	Unrealized depreciation at 7/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	14	October 2019	$ 1,400		$ 1,646		$ (2)
10 Year U.S. Treasury Note Futures	Long	8	September 2019	800		1,019		(—)[5]
								$ (2)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $10,653,000, which represented 3.87% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.
[5]	Amount less than one thousand.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

American Funds Tax-Exempt Funds	85

Financial statements

Statements of assets and liabilities
at July 31, 2019

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,136,458		$4,228,881
Cash	560		856
Cash pledged for futures contracts	482		1,981
Receivables for:
Sales of investments	—		29,174
Sales of fund’s shares	3,128		10,152
Interest	9,496		36,458
Variation margin on futures contracts	31		109
	1,150,155		4,307,611

Liabilities:
Payables for:
Purchases of investments	7,724		46,374
Repurchases of fund’s shares	1,348		5,429
Dividends on fund’s shares	43		470
Investment advisory services	328		802
Services provided by related parties	68		672
Trustees’ deferred compensation	34		141
Variation margin on futures contracts	232		913
Other	—	*	2
	9,777		54,803
Net assets at July 31, 2019	$1,140,378		$4,252,808

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,130,211		$4,133,054
Total distributable earnings	10,167		119,754
Net assets at July 31, 2019	$1,140,378		$4,252,808

Investment securities in unaffiliated issuers, at cost	$1,123,130		$4,120,591

*	Amount less than one thousand.

See notes to financial statements.

86	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$21,610,872	$7,721,731	$2,587,280	$272,135
792	661	860	514
5,181	807	822	24

17,246	9,668	20,898	—
41,068	17,527	7,442	101
186,248	69,989	29,237	2,613
—	—	36	1
21,861,407	7,820,383	2,646,575	275,388

179,255	52,996	65,074	—
25,208	9,527	2,556	209
2,360	1,589	620	107
3,651	1,752	606	68
1,987	1,414	292	47
694	137	136	2
2,607	712	409	1
8	2	1	—	*
215,770	68,129	69,694	434
$21,645,637	$7,752,254	$2,576,881	$274,954

$20,649,922	$7,361,696	$2,443,914	$261,856
995,715	390,558	132,967	13,098
$21,645,637	$7,752,254	$2,576,881	$274,954

$20,617,821	$7,337,332	$2,457,754	$259,146

American Funds Tax-Exempt Funds	87

Statements of assets and liabilities
at July 31, 2019

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$767,177	$3,060,080
	Shares outstanding	75,266	192,056
	Net asset value per share	$10.19	$15.93
Class C:	Net assets		$17,561
	Shares outstanding	Not applicable	1,102
	Net asset value per share		$15.93
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.19	$15.93
Class F-1:	Net assets	$6,887	$60,376
	Shares outstanding	676	3,789
	Net asset value per share	$10.19	$15.93
Class F-2:	Net assets	$182,319	$500,399
	Shares outstanding	17,887	31,406
	Net asset value per share	$10.19	$15.93
Class F-3:	Net assets	$52,474	$307,545
	Shares outstanding	5,148	19,302
	Net asset value per share	$10.19	$15.93
Class R-6:	Net assets	$131,511	$306,837
	Shares outstanding	12,902	19,258
	Net asset value per share	$10.19	$15.93

See notes to financial statements.

88	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$10,867,491	$4,637,531	$1,784,052	$200,120
817,894	283,994	98,689	18,159
$13.29	$16.33	$18.08	$11.02
$406,990	$238,123	$69,167	$11,578
30,630	14,582	3,826	1,051
$13.29	$16.33	$18.08	$11.02
$10	$11	$10	$10
1	1	1	1
$13.29	$16.33	$18.08	$11.02
$337,830	$180,195	$71,659	$1,976
25,425	11,035	3,964	179
$13.29	$16.33	$18.08	$11.02
$2,777,595	$1,113,579	$411,302	$28,739
209,044	68,193	22,752	2,608
$13.29	$16.33	$18.08	$11.02
$6,570,334	$896,904	$240,691	$32,531
494,487	54,925	13,315	2,952
$13.29	$16.33	$18.08	$11.02
$685,387	$685,911
51,583	42,004	Not applicable	Not applicable
$13.29	$16.33

American Funds Tax-Exempt Funds	89

Statements of operations
for the year ended July 31, 2019

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest	$23,285		$103,880

Fees and expenses*:
Investment advisory services	3,814		9,177
Distribution services	1,143		9,093
Transfer agent services	383		1,655
Administrative services	248		854
Reports to shareholders	22		96
Registration statement and prospectus	305		477
Trustees’ compensation	8		30
Auditing and legal	14		19
Custodian	4		11
Federal, state and local taxes	1		8
Other	14		35
Total fees and expenses	5,956		21,455
Transfer agent services reimbursements	—	†	—	†
Miscellaneous fee reimbursement	—		—
Total reimbursements of fees and expenses	—	†	—	†
Total fees and expenses after reimbursements	5,956		21,455
Net investment income	17,329		82,425

Net realized gain (loss) and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(944)		8,060
Futures contracts	1,006		5,005
	62		13,065

Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	18,006		96,147
Futures contracts	110		(1,885)
	18,116		94,262
Net realized gain (loss) and unrealized appreciation	18,178		107,327
Net increase in net assets resulting from operations	$35,507		$189,752

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

90	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York

$661,344	$300,627	$80,905		$8,153

40,751	19,255	6,774		805
30,217	15,351	4,996		572
6,801	3,422	776		84
5,785	1,800	519		54
498	204	37		6
1,754	693	136		95
129	52	20		2
34	30	19		15
51	21	7		—	†
802	1,705	162		4
67	166	30		13
86,889	42,699	13,476		1,650
1	— †	—	†	—	†
—	—	—		7
1	— †	—	†	7
86,888	42,699	13,476		1,643
574,456	257,928	67,429		6,510

628	857	3,883		73
10,675	(5,387)	571		—
11,303	(4,530)	4,454		73

737,486	249,299	83,847		9,699
(11,056)	(262)	(1,166)		(2)
726,430	249,037	82,681		9,697
737,733	244,507	87,135		9,770
$1,312,189	$502,435	$154,564		$16,280

American Funds Tax-Exempt Funds	91

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Year ended July 31,		Year ended July 31,		Year ended July 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$17,329	$13,449	$82,425	$81,421	$574,456	$497,672
Net realized gain (loss)	62	(1,290)	13,065	127	11,303	21,037
Net unrealized appreciation (depreciation)	18,116	(10,029)	94,262	(65,002)	726,430	(262,868)
Net increase in net assets resulting from operations	35,507	2,130	189,752	16,546	1,312,189	255,841

Distributions paid or accrued to shareholders	(17,259)	(13,421)	(82,197)	(81,415)	(570,280)	(496,829)

Net capital share transactions	143,943	(9,712)	179,942	167,187	1,875,666	4,798,328

Total increase (decrease) in net assets	162,191	(21,003)	287,497	102,318	2,617,575	4,557,340

Net assets:
Beginning of year	978,187	999,190	3,965,311	3,862,993	19,028,062	14,470,722
End of year	$1,140,378	$978,187	$4,252,808	$3,965,311	$21,645,637	$19,028,062

See notes to financial statements.

92	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Year ended July 31,		Year ended July 31,		Year ended July 31,
2019	2018	2019	2018	2019	2018

$257,928	$227,543	$67,429	$63,832	$6,510	$5,760
(4,530)	48,562	4,454	7,138	73	132
249,037	(37,622)	82,681	(32,836)	9,697	(4,196)
502,435	238,483	154,564	38,134	16,280	1,696

(253,695)	(224,199)	(66,970)	(63,679)	(6,466)	(5,766)
1,012,098	963,626	233,925	157,339	26,639	31,122
1,260,838	977,910	321,519	131,794	36,453	27,052

6,491,416	5,513,506	2,255,362	2,123,568	238,501	211,449
$7,752,254	$6,491,416	$2,576,881	$2,255,362	$274,954	$238,501

American Funds Tax-Exempt Funds	93

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

94	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

96	American Funds Tax-Exempt Funds

The following tables present the funds’ valuation levels as of July 31, 2019 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$167,204	$—	$167,204
Illinois	—	81,829	—	81,829
New York	—	79,244	—	79,244
Florida	—	46,593	—	46,593
Pennsylvania	—	45,118	—	45,118
North Carolina	—	44,922	—	44,922
California	—	38,634	—	38,634
Wisconsin	—	36,799	—	36,799
Ohio	—	36,594	—	36,594
Washington	—	34,098	—	34,098
Other	—	441,250	—	441,250
Short-term securities	—	84,173	—	84,173
Total	$—	$1,136,458	$—	$1,136,458

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$27	$—	$—	$27
Liabilities:
Unrealized depreciation on futures contracts	(18)	—	—	(18)
Total	$9	$—	$—	$9

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$473,256	$—	$473,256
Texas	—	452,089	—	452,089
New York	—	312,561	—	312,561
Pennsylvania	—	222,304	—	222,304
California	—	202,647	—	202,647
Florida	—	186,993	—	186,993
Michigan	—	154,948	—	154,948
Wisconsin	—	145,779	—	145,779
Washington	—	140,471	—	140,471
New Jersey	—	127,994	—	127,994
Other	—	1,516,938	—	1,516,938
Short-term securities	—	292,901	—	292,901
Total	$—	$4,228,881	$—	$4,228,881

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$122	$—	$—	$122
Liabilities:
Unrealized depreciation on futures contracts	(1,917)	—	—	(1,917)
Total	$(1,795)	$—	$—	$(1,795)

See end of tables for footnote.

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The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$2,983,762	$—	$2,983,762
Texas	—	2,239,771	—	2,239,771
New York	—	1,476,522	—	1,476,522
California	—	1,457,715	—	1,457,715
Florida	—	1,384,128	5,935	1,390,063
Pennsylvania	—	1,025,476	—	1,025,476
Michigan	—	988,535	—	988,535
Washington	—	575,602	—	575,602
Ohio	—	532,144	—	532,144
Virginia	—	523,997	—	523,997
Other	—	7,073,503	—	7,073,503
Short-term securities	—	1,343,782	—	1,343,782
Total	$—	$21,604,937	$5,935	$21,610,872

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,295	$—	$—	$1,295
Liabilities:
Unrealized depreciation on futures contracts	(10,482)	—	—	(10,482)
Total	$(9,187)	$—	$—	$(9,187)

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$1,134,482	$—	$1,134,482
Texas	—	454,227	—	454,227
California	—	434,147	—	434,147
Pennsylvania	—	430,676	—	430,676
Colorado	—	429,503	—	429,503
Florida	—	395,276	6,012	401,288
Ohio	—	360,573	—	360,573
New Jersey	—	310,131	—	310,131
Puerto Rico	—	309,728	—	309,728
New York	—	251,742	—	251,742
Other	—	2,743,685	—	2,743,685
Short-term securities	—	461,549	—	461,549
Total	$—	$7,715,719	$6,012	$7,721,731

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,516	$—	$—	$1,516
Liabilities:
Unrealized depreciation on futures contracts	(1,881)	—	—	(1,881)
Total	$(365)	$—	$—	$(365)

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The Tax-Exempt Fund of California

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$936,754	$—	$936,754
City, county & other issuers	—	1,453,650	—	1,453,650
Guam	—	8,722	—	8,722
Puerto Rico	—	12,844	—	12,844
United States	—	18,996	—	18,996
Short-term securities	—	156,314	—	156,314
Total	$—	$2,587,280	$—	$2,587,280

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$62	$—	$—	$62
Liabilities:
Unrealized depreciation on futures contracts	(1,228)	—	—	(1,228)
Total	$(1,166)	$—	$—	$(1,166)

American Funds Tax-Exempt Fund of New York

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$127,408	$—	$127,408
City, county & other issuers	—	123,404	—	123,404
Other U.S. territories	—	5,947	—	5,947
Short-term securities	—	15,376	—	15,376
Total	$—	$272,135	$—	$272,135

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(2)	$—	$—	$(2)

*	Futures contracts are not included in the investment portfolio.

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4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

100	American Funds Tax-Exempt Funds

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2019, the maximum exposure of unfunded bond commitments for American High-Income Municipal Bond Fund was $2,154,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to each fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):

Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$155,225
Limited Term Tax-Exempt Bond Fund of America	458,050
The Tax-Exempt Bond Fund of America	1,729,275
American High-Income Municipal Bond Fund	469,625
The Tax-Exempt Fund of California	479,460
American Funds Tax-Exempt Fund of New York	2,200

The following tables identify the location of and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the year ended, July 31, 2019 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$27	Unrealized depreciation*	$18

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,006	Net unrealized appreciation on futures contracts	$110

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Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$122	Unrealized depreciation*	$1,917

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$5,005	Net unrealized depreciation on futures contracts	$(1,885)

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,295	Unrealized depreciation*	$10,482

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$10,675	Net unrealized depreciation on futures contracts	$(11,056)

American High-Income Municipal Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,516	Unrealized depreciation*	$1,881

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(5,387)	Net unrealized depreciation on futures contracts	$(262)

The Tax-Exempt Fund of California

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$62	Unrealized depreciation*	$1,228

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$571	Net unrealized depreciation on futures contracts	$(1,166)

See end of tables for footnote.

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American Funds Tax-Exempt Fund of New York

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$2

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized depreciation on futures contracts	$(2)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program due to each fund’s use of futures contracts that calls for each fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the period ended July 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

104	American Funds Tax-Exempt Funds

Additional tax basis disclosures for each fund as of July 31, 2019, were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed ordinary income	$—	$7,876	$—	$—	$—	$—
Undistributed tax-exempt income	99	574	3,740	2,766	1,048	124
Undistributed long-term capital gains	—	3,228	—	—	2,323	—
Capital loss carryforward*	(3,213)	—	(4,085)	(6,497)	—	(5)
Capital loss carryforward utilized	121	249	—	—	—	74
Capital loss carryforward expired	—	—	—	24,408	—	—
Gross unrealized appreciation on investments	13,706	111,413	1,029,004	430,176	132,093	13,119
Gross unrealized depreciation on investments	(348)	(2,727)	(25,156)	(29,591)	(1,742)	(32)
Net unrealized appreciation on investments	13,358	108,686	1,003,848	400,585	130,351	13,087
Cost of investments	1,123,109	4,118,400	20,597,837	7,320,781	2,455,763	259,046
Reclassification from (to) total distributable earnings to (from) capital paid in on shares of beneficial interest	8	(3)	3,044	(21,516)	1,677	(2)

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued from each fund were characterized as tax-exempt income for tax purposes as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Year ended July 31, 2019		Year ended July 31, 2018
Class A	$11,676		$10,014
Class T	—	*	—	*
Class F-1	90		93
Class F-2	2,521		711
Class F-3	825		716
Class R-6	2,147		1,887
Total	$17,259		$13,421

Limited Term Tax-Exempt Bond Fund of America

Share class	Year ended July 31, 2019		Year ended July 31, 2018
Class A	$58,861		$61,392
Class C	241		288
Class T	—	*	—	*
Class F-1	1,133		1,510
Class F-2	9,544		7,833
Class F-3	5,689		3,549
Class R-6	6,729		6,843
Total	$82,197		$81,415

See end of tables for footnote.

American Funds Tax-Exempt Funds	105

The Tax-Exempt Bond Fund of America

Share class	Year ended July 31, 2019		Year ended July 31, 2018
Class A	$285,802		$290,885
Class C	8,239		9,684
Class T	—	*	—	*
Class F-1	9,154		12,057
Class F-2	70,312		61,316
Class F-3	178,363		108,231
Class R-6	18,410		14,656
Total	$570,280		$496,829

American High-Income Municipal Bond Fund

Share class	Year ended July 31, 2019		Year ended July 31, 2018
Class A	$151,825		$141,994
Class C	6,528		6,687
Class T	—	*	—	*
Class F-1	6,426		7,964
Class F-2	36,440		26,981
Class F-3	28,978		22,072
Class R-6	23,498		18,501
Total	$253,695		$224,199

The Tax-Exempt Fund of California

Share class	Year ended July 31, 2019		Year ended July 31, 2018
Class A	$47,435		$48,366
Class C	1,394		1,638
Class T	—	*	—	*
Class F-1	1,952		2,065
Class F-2	10,366		6,945
Class F-3	5,823		4,665
Total	$66,970		$63,679

American Funds Tax-Exempt Fund of New York

Share class	Year ended July 31, 2019		Year ended July 31, 2018
Class A	$4,715		$4,525
Class C	201		209
Class T	—	*	—	*
Class F-1	50		68
Class F-2	687		374
Class F-3	813		590
Total	$6,466		$5,766

*	Amount less than one thousand.

106	American Funds Tax-Exempt Funds

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. On March 4, 2019, the boards of trustees of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York approved amended agreements effective May 1, 2019, amending the annual rates to 0.341% and 0.204%, respectively, of each fund’s daily net assets. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		For the year ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	July 31, 2019
American Funds Short-Term Tax-Exempt Bond Fund	.341%		all						.352%
Limited Term Tax-Exempt Bond Fund of America	.300	.150%	$.06	$1.0	3.00%	2.50%	$3,333,333	$3,333,333	.229
The Tax-Exempt Bond Fund of America	.300	.110	.06	21.0	3.00	2.00	3,333,333	8,333,333	.207
American High-Income Municipal Bond Fund	.300	.140	.06	6.0	3.00	2.50	3,333,333	3,333,333	.278
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.290
American Funds Tax-Exempt Fund of New York	.204	.180	1.5	1.5	3.00	2.50	3,333,333	3,333,333	.322

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Funds	107

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2019, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,142
Limited-Term Tax-Exempt Bond Fund of America	—
The Tax-Exempt Bond Fund of America	7,545
American High-Income Municipal Bond Fund	363
The Tax-Exempt Fund of California	1,516
American Funds Tax-Exempt Fund of New York	50

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of each fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual fee of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. Each fund’s board of trustees authorized the respective funds to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of each fund (which could increase as noted above) for CRMC’s provision of administrative services.

For the year ended July 31, 2019, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$1,126	$287		$ 88
Class T	—	—	*	—	*
Class F-1	17	9		3
Class F-2	Not applicable	86		73
Class F-3	Not applicable	1		23
Class R-6	Not applicable	—	*	61
Total class-specific expenses	$1,143	$383		$248

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$25,330	$3,577		$1,196
Class C	4,045	145		195
Class T	—	—	*	—	*
Class F-1	842	418		164
Class F-2	Not applicable	2,519		1,142
Class F-3	Not applicable	142		2,800
Class R-6	Not applicable	—		288
Total class-specific expenses	$30,217	$6,801		$5,785

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$8,755	$1,135		$347
Class C	191	7		9
Class T	—	—	*	—	*
Class F-1	147	74		29
Class F-2	Not applicable	433		209
Class F-3	Not applicable	6		119
Class R-6	Not applicable	—		141
Total class-specific expenses	$9,093	$1,655		$854

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$12,635	$2,032		$ 499
Class C	2,265	111		109
Class T	—	—	*	—	*
Class F-1	451	228		88
Class F-2	Not applicable	1,023		460
Class F-3	Not applicable	28		356
Class R-6	Not applicable	—		288
Total class-specific expenses	$15,351	$3,422		$1,800

108	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$4,149	$365		$196
Class C	669	15		32
Class T	—	—	*	—	*
Class F-1	178	81		35
Class F-2	Not applicable	315		166
Class F-3	Not applicable	—	*	90
Total class-specific expenses	$4,996	$776		$519

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$457	$57		$22
Class C	111	3		5
Class T	—	—	*	—	*
Class F-1	4	2		1
Class F-2	Not applicable	22		12
Class F-3	Not applicable	—	*	14
Total class-specific expenses	$572	$84		$54

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$6	$2		$8
Limited Term Tax-Exempt Bond Fund of America	22	8		30
The Tax-Exempt Bond Fund of America	91	38		129
American High-Income Municipal Bond Fund	44	8		52
The Tax-Exempt Fund of California	12	8		20
American Funds Tax-Exempt Fund of New York	2	—	*	2

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the year ended July 31, 2019.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended July 31, 2019.

American Funds Tax-Exempt Funds	109

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2019

Class A	$446,679	44,559	$11,322	1,124	$(454,662)	(45,326)	$3,339	357
Class T	—	—	—	—	—	—	—	—
Class F-1	1,942	194	89	9	(2,196)	(219)	(165)	(16)
Class F-2	183,142	18,317	2,421	240	(59,423)	(5,910)	126,140	12,647
Class F-3	48,796	4,855	787	78	(42,824)	(4,276)	6,759	657
Class R-6	23,958	2,386	2,147	214	(18,235)	(1,816)	7,870	784
Total net increase (decrease)	$704,517	70,311	$16,766	1,665	$(577,340)	(57,547)	$143,943	14,429

Year ended July 31, 2018

Class A	$278,215	27,610	$9,626	957	$(266,056)	(26,429)	$21,785	2,138
Class T	—	—	—	—	—	—	—	—
Class F-1	2,640	262	92	9	(5,104)	(507)	(2,372)	(236)
Class F-2	32,700	3,244	702	70	(26,794)	(2,661)	6,608	653
Class F-3	47,782	4,729	533	53	(80,218)	(7,922)	(31,903)	(3,140)
Class R-6	16,157	1,599	1,887	187	(21,874)	(2,174)	(3,830)	(388)
Total net increase (decrease)	$377,494	37,444	$12,840	1,276	$(400,046)	(39,693)	$(9,712)	(973)

Limited Term Tax-Exempt Bond Fund of America

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2019

Class A	$817,031	52,517	$56,604	3,625	$(947,434)	(61,011)	$(73,799)	(4,869)
Class C	5,804	374	237	15	(9,333)	(599)	(3,292)	(210)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,716	814	1,084	69	(18,544)	(1,193)	(4,744)	(310)
Class F-2	337,537	21,741	8,588	550	(211,713)	(13,615)	134,412	8,676
Class F-3	224,267	14,414	4,980	318	(116,914)	(7,517)	112,333	7,215
Class R-6	52,433	3,374	6,729	431	(44,130)	(2,837)	15,032	968
Total net increase (decrease)	$1,449,788	93,234	$78,222	5,008	$(1,348,068)	(86,772)	$179,942	11,470

Year ended July 31, 2018

Class A	$707,137	45,220	$58,703	3,763	$(696,821)	(44,622)	$69,019	4,361
Class C	4,357	279	280	18	(9,044)	(579)	(4,407)	(282)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,021	1,791	1,451	92	(47,647)	(3,055)	(18,175)	(1,172)
Class F-2	247,425	15,810	6,716	431	(203,930)	(13,081)	50,211	3,160
Class F-3	121,425	7,770	2,877	185	(46,337)	(2,972)	77,965	4,983
Class R-6	38,084	2,428	6,843	439	(52,353)	(3,359)	(7,426)	(492)
Total net increase (decrease)	$1,146,449	73,298	$76,870	4,928	$(1,056,132)	(67,668)	$167,187	10,558

110	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2019

Class A	$1,913,815	148,284	$270,339	20,936	$(1,793,783)	(140,013)	$390,371	29,207
Class C	69,698	5,391	7,921	614	(116,360)	(9,053)	(38,741)	(3,048)
Class T	—	—	—	—	—	—	—	—
Class F-1	66,051	5,127	8,750	678	(118,439)	(9,234)	(43,638)	(3,429)
Class F-2	1,319,680	102,510	66,204	5,123	(877,784)	(68,563)	508,100	39,070
Class F-3	2,078,370	161,360	175,472	13,579	(1,306,234)	(101,826)	947,608	73,113
Class R-6	108,442	8,367	18,410	1,425	(14,886)	(1,168)	111,966	8,624
Total net increase (decrease)	$5,556,056	431,039	$547,096	42,355	$(4,227,486)	(329,857)	$1,875,666	143,537

Year ended July 31, 2018

Class A	$1,681,309	130,015	$272,626	21,145	$(1,405,277)	(108,925)	$548,658	42,235
Class C	80,078	6,193	9,249	717	(125,594)	(9,732)	(36,267)	(2,822)
Class T	—	—	—	—	—	—	—	—
Class F-1	104,060	8,060	11,599	899	(201,331)	(15,621)	(85,672)	(6,662)
Class F-2	993,761	77,009	58,043	4,502	(756,576)	(58,582)	295,228	22,929
Class F-3	4,363,042	337,721	106,056	8,255	(569,494)	(44,325)	3,899,604	301,651
Class R-6	183,540	14,204	14,656	1,138	(21,419)	(1,668)	176,777	13,674
Total net increase (decrease)	$7,405,790	573,202	$472,229	36,656	$(3,079,691)	(238,853)	$4,798,328	371,005

American High-Income Municipal Bond Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2019

Class A	$966,900	61,009	$144,057	9,079	$(684,496)	(43,449)	$426,461	26,639
Class C	50,981	3,214	6,195	390	(53,367)	(3,374)	3,809	230
Class T	—	—	—	—	—	—	—	—
Class F-1	48,091	3,037	6,254	395	(87,411)	(5,545)	(33,066)	(2,113)
Class F-2	563,308	35,694	32,471	2,046	(317,468)	(20,134)	278,311	17,606
Class F-3	331,973	20,911	25,362	1,597	(134,406)	(8,510)	222,929	13,998
Class R-6	102,098	6,412	23,498	1,480	(11,942)	(764)	113,654	7,128
Total net increase (decrease)	$2,063,351	130,277	$237,837	14,987	$(1,289,090)	(81,776)	$1,012,098	63,488

Year ended July 31, 2018

Class A	$782,611	49,463	$133,367	8,440	$(508,503)	(32,164)	$407,475	25,739
Class C	47,927	3,029	6,316	400	(57,636)	(3,644)	(3,393)	(215)
Class T	—	—	—	—	—	—	—	—
Class F-1	78,860	4,990	7,756	490	(113,570)	(7,178)	(26,954)	(1,698)
Class F-2	441,075	27,866	24,137	1,528	(272,343)	(17,228)	192,869	12,166
Class F-3	288,409	18,214	19,098	1,209	(83,527)	(5,278)	223,980	14,145
Class R-6	172,242	10,880	18,502	1,171	(21,095)	(1,341)	169,649	10,710
Total net increase (decrease)	$1,811,124	114,442	$209,176	13,238	$(1,056,674)	(66,833)	$963,626	60,847

See end of tables for footnote.

American Funds Tax-Exempt Funds	111

The Tax-Exempt Fund of California

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2019

Class A	$354,297	20,195	$43,242	2,463	$(351,468)	(20,231)	$46,071	2,427
Class C	11,571	657	1,339	76	(17,470)	(1,000)	(4,560)	(267)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,762	614	1,815	104	(18,340)	(1,050)	(5,763)	(332)
Class F-2	241,537	13,875	9,002	512	(111,887)	(6,404)	138,652	7,983
Class F-3	105,180	5,967	5,174	294	(50,829)	(2,924)	59,525	3,337
Total net increase (decrease)	$723,347	41,308	$60,572	3,449	$(549,994)	(31,609)	$233,925	13,148

Year ended July 31, 2018

Class A	$259,065	14,726	$43,350	2,472	$(246,151)	(14,019)	$56,264	3,179
Class C	14,343	815	1,554	89	(26,591)	(1,515)	(10,694)	(611)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,505	1,567	1,914	109	(29,310)	(1,670)	109	6
Class F-2	112,357	6,393	6,168	352	(58,335)	(3,326)	60,190	3,419
Class F-3	67,902	3,867	3,891	222	(20,323)	(1,158)	51,470	2,931
Total net increase (decrease)	$481,172	27,368	$56,877	3,244	$(380,710)	(21,688)	$157,339	8,924

American Funds Tax-Exempt Fund of New York

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2019

Class A	$43,401	4,058	$3,742	349	$(36,741)	(3,477)	$10,402	930
Class C	1,713	160	190	18	(2,452)	(231)	(549)	(53)
Class T	—	—	—	—	—	—	—	—
Class F-1	409	38	38	4	(561)	(53)	(114)	(11)
Class F-2	21,136	2,004	685	64	(10,147)	(952)	11,674	1,116
Class F-3	16,808	1,584	570	53	(12,152)	(1,148)	5,226	489
Total net increase (decrease)	$83,467	7,844	$5,225	488	$(62,053)	(5,861)	$26,639	2,471

Year ended July 31, 2018

Class A	$38,634	3,605	$3,569	334	$(25,328)	(2,369)	$16,875	1,570
Class C	2,347	219	196	19	(3,139)	(293)	(596)	(55)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,142	106	57	5	(1,670)	(157)	(471)	(46)
Class F-2	9,234	861	358	33	(4,652)	(435)	4,940	459
Class F-3	12,329	1,152	433	40	(2,388)	(225)	10,374	967
Total net increase (decrease)	$63,686	5,943	$4,613	431	$(37,177)	(3,479)	$31,122	2,895

*	Includes exchanges between share classes of the fund.

112	American Funds Tax-Exempt Funds

10. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2019, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$644,087	$492,201
Limited Term Tax-Exempt Bond Fund of America	1,681,535	1,544,774
The Tax-Exempt Bond Fund of America	5,349,012	3,655,359
American High-Income Municipal Bond Fund	2,170,109	1,318,759
The Tax-Exempt Fund of California	811,901	595,864
American Funds Tax-Exempt Fund of New York	64,754	36,633

11. Ownership concentration

At July 31, 2019, CRMC held aggregate ownership of 13% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 12% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to both of the funds.

American Funds Tax-Exempt Funds	113

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2019	$10.04	$.16	$.15	$.31		$(.16)	$10.19	3.09%		$767		.59%		1.56%
7/31/2018	10.15	.13	(.11)	.02		(.13)	10.04	.24		752		.58		1.33
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.46		739		.59		1.15
7/31/2016	10.17	.10	.05	.15		(.10)	10.22	1.51		688		.59		1.02
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.26		653		.58		1.04
Class T:
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.20	[3]	—	[4]	.47	[3]	1.67	[3]
7/31/2018	10.15	.15	(.11)	.04		(.15)	10.04	.36	[3]	—	[4]	.47	[3]	1.44	[3]
7/31/2017[5,6]	10.11	.04	.04	.08		(.04)	10.15	.82	[3,7]	—	[4]	.15	[3,7]	.42	[3,7]
Class F-1:
7/31/2019	10.04	.13	.15	.28		(.13)	10.19	2.85		7		.81		1.34
7/31/2018	10.15	.11	(.11)	—	[8]	(.11)	10.04	.02		7		.80		1.10
7/31/2017	10.22	.09	(.07)	.02		(.09)	10.15	.23		9		.82		.92
7/31/2016	10.17	.08	.05	.13		(.08)	10.22	1.29		13		.81		.80
7/31/2015	10.25	.08	(.08)	—	[8]	(.08)	10.17	.05		9		.80		.83
Class F-2:
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.17		182		.49		1.67
7/31/2018	10.15	.14	(.11)	.03		(.14)	10.04	.28		52		.54		1.37
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.49		47		.57		1.17
7/31/2016	10.17	.11	.05	.16		(.11)	10.22	1.55		80		.56		1.06
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.29		64		.55		1.08

114	American Funds Tax-Exempt Funds

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-3:
7/31/2019	$10.04	$.17	$.15	$.32	$(.17)	$10.19	3.23%		$52	.44%		1.71%
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		45	.44		1.45
7/31/2017[5,9]	10.07	.07	.08	.15	(.07)	10.15	1.49	[7]	77	.47	[10]	1.35	[10]
Class R-6:
7/31/2019	10.04	.17	.15	.32	(.17)	10.19	3.24		132	.43		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		122	.44		1.48
7/31/2017[5,11]	10.09	.05	.06	.11	(.05)	10.15	1.20	[7]	127	.17	[7]	.51	[7]

	Year ended July 31,
	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	50%	34%	26%	21%	38%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.
[5]	Based on operations for a period that is less than a full year.
[6]	Class T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Amount less than $.01.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.
[11]	Class R-6 shares began investment operations on March 17, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	115

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2019	$15.52	$.31	$.41	$.72	$(.31)	$15.93	4.71%		$3,060		.59%		2.00%
7/31/2018	15.77	.31	(.25)	.06	(.31)	15.52	.40		3,057		.59		2.00
7/31/2017	16.04	.32	(.27)	.05	(.32)	15.77	.34		3,038		.59		2.04
7/31/2016	15.92	.35	.12	.47	(.35)	16.04	2.97		3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	15.92	1.23		2,670		.57		2.36
Class C:
7/31/2019	15.52	.20	.41	.61	(.20)	15.93	3.94		18		1.33		1.27
7/31/2018	15.77	.20	(.25)	(.05)	(.20)	15.52	(.34)		20		1.34		1.26
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	15.77	(.40)		25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	16.04	2.20		30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	15.92	.47		30		1.33		1.60
Class T:
7/31/2019	15.52	.35	.41	.76	(.35)	15.93	4.99	[3]	—	[4]	.33	[3]	2.27	[3]
7/31/2018	15.77	.36	(.25)	.11	(.36)	15.52	.68	[3]	—	[4]	.33	[3]	2.26	[3]
7/31/2017[5,6]	15.68	.12	.09	.21	(.12)	15.77	1.32	[3,7]	—	[4]	.10	[3,7]	.74	[3,7]
Class F-1:
7/31/2019	15.52	.30	.41	.71	(.30)	15.93	4.63		60		.67		1.93
7/31/2018	15.77	.30	(.25)	.05	(.30)	15.52	.33		64		.66		1.93
7/31/2017	16.04	.31	(.27)	.04	(.31)	15.77	.26		83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	16.04	2.88		90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	15.92	1.13		84		.67		2.27

116	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2019	$15.52	$.34	$.41	$.75	$(.34)	$15.93	4.91%		$500	.39%		2.20%
7/31/2018	15.77	.34	(.25)	.09	(.34)	15.52	.58		353	.41		2.18
7/31/2017	16.04	.35	(.27)	.08	(.35)	15.77	.51		309	.42		2.22
7/31/2016	15.92	.38	.12	.50	(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	15.92	1.39		208	.41		2.52
Class F-3:
7/31/2019	15.52	.36	.41	.77	(.36)	15.93	5.02		308	.30		2.29
7/31/2018	15.77	.36	(.25)	.11	(.36)	15.52	.70		187	.30		2.29
7/31/2017[5,8]	15.59	.19	.18	.37	(.19)	15.77	2.37	[7]	112	.30	[9]	2.36	[9]
Class R-6:
7/31/2019	15.52	.36	.41	.77	(.36)	15.93	5.02		307	.29		2.30
7/31/2018	15.77	.36	(.25)	.11	(.36)	15.52	.70		284	.30		2.29
7/31/2017	16.04	.37	(.27)	.10	(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	15.92	1.50		190	.31		2.62

	Year ended July 31,
	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	42%	28%	27%	16%	19%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.
[5]	Based on operations for a period that is less than a full year.
[6]	Class T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Class F-3 shares began investment operations on January 27, 2017.
[9]	Annualized.

See notes to financial statements.

American Funds Tax-Exempt Funds	117

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2019	$12.81	$.37	$.47	$.84	$(.36)	$13.29	6.71%	$10,868		.52%		2.84%
7/31/2018	12.98	.38	(.17)	.21	(.38)	12.81	1.60	10,102		.53		2.91
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	12.98	(.09)	9,692		.53		3.12
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69	9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385		.54		3.28
Class C:
7/31/2019	12.81	.27	.47	.74	(.26)	13.29	5.88	407		1.31		2.06
7/31/2018	12.98	.27	(.17)	.10	(.27)	12.81	.80	432		1.32		2.12
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)	474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85	517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349		1.33		2.50
Class T:
7/31/2019	12.81	.40	.47	.87	(.39)	13.29	6.93 [3]	—	[4]	.32	[3]	3.05	[3]
7/31/2018	12.98	.40	(.17)	.23	(.40)	12.81	1.83 [3]	—	[4]	.32	[3]	3.12	[3]
7/31/2017[5,6]	12.85	.14	.13	.27	(.14)	12.98	2.07 [3,7]	—	[4]	.10	[3,7]	1.06	[3,7]
Class F-1:
7/31/2019	12.81	.36	.47	.83	(.35)	13.29	6.58	338		.64		2.72
7/31/2018	12.98	.36	(.17)	.19	(.36)	12.81	1.48	370		.65		2.80
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)	461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53	518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474		.67		3.16

118	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2019	$12.81	$.39	$.47	$.86		$(.38)	$13.29	6.86%		$2,778	.38%		2.98%
7/31/2018	12.98	.39	(.17)	.22		(.39)	12.81	1.74		2,177	.39		3.05
7/31/2017	13.40	.42	(.42)	—	[8]	(.42)	12.98	.03		1,909	.41		3.24
7/31/2016	12.96	.43	.44	.87		(.43)	13.40	6.84		2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48		(.44)	12.96	3.76		990	.41		3.42
Class F-3:
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		6,570	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.84		5,397	.28		3.11
7/31/2017[5,9]	12.75	.22	.23	.45		(.22)	12.98	3.54	[7]	1,555	.29	[10]	3.34	[10]
Class R-6:
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		685	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.85		550	.28		3.15
7/31/2017	13.40	.44	(.43)	.01		(.43)	12.98	.15		380	.29		3.36
7/31/2016	12.96	.44	.44	.88		(.44)	13.40	6.95		391	.29		3.39
7/31/2015	12.92	.46	.04	.50		(.46)	12.96	3.86		270	.30		3.52

	Year ended July 31,
	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	20%	17%	20%	13%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.
[5]	Based on operations for a period that is less than a full year.
[6]	Class T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Amount less than $.01.
[9]	Class F-3 shares began investment operations on January 27, 2017.
[10]	Annualized.

See notes to financial statements.

American Funds Tax-Exempt Funds	119

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2019	$15.78	$.58	$.54	$1.12	$(.57)	$16.33	7.28%		$4,637		.68%		3.67%
7/31/2018	15.73	.59	.04	.63	(.58)	15.78	4.05		4,062		.68		3.72
7/31/2017	16.21	.60	(.49)	.11	(.59)	15.73	.76		3,645		.67		3.86
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45		3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34		2,700		.68		4.13
Class C:
7/31/2019	15.78	.47	.54	1.01	(.46)	16.33	6.49		238		1.41		2.94
7/31/2018	15.73	.47	.04	.51	(.46)	15.78	3.29		227		1.43		2.97
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	15.73	.00		229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62		247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55		182		1.44		3.37
Class T:
7/31/2019	15.78	.62	.54	1.16	(.61)	16.33	7.55	[3]	—	[4]	.42	[3]	3.93	[3]
7/31/2018	15.73	.63	.04	.67	(.62)	15.78	4.34	[3]	—	[4]	.43	[3]	3.98	[3]
7/31/2017[5,6]	15.50	.20	.23	.43	(.20)	15.73	2.77	[3,7]	—	[4]	.12	[3,7]	1.28	[3,7]
Class F-1:
7/31/2019	15.78	.57	.54	1.11	(.56)	16.33	7.21		180		.74		3.61
7/31/2018	15.73	.58	.04	.62	(.57)	15.78	3.99		208		.75		3.65
7/31/2017	16.21	.59	(.49)	.10	(.58)	15.73	.68		234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37		282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27		207		.75		4.06

120	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2019	$15.78	$.61	$.54	$1.15	$(.60)	$16.33	7.49%		$1,114	.47%		3.87%
7/31/2018	15.73	.62	.04	.66	(.61)	15.78	4.26		798	.49		3.91
7/31/2017	16.21	.63	(.49)	.14	(.62)	15.73	.93		605	.50		4.05
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65		775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53		321	.49		4.32
Class F-3:
7/31/2019	15.78	.63	.54	1.17	(.62)	16.33	7.60		897	.37		3.97
7/31/2018	15.73	.64	.04	.68	(.63)	15.78	4.37		646	.38		4.02
7/31/2017[5,8]	15.30	.32	.43	.75	(.32)	15.73	4.96	[7]	421	.37	[9]	4.04	[9]
Class R-6:
7/31/2019	15.78	.63	.54	1.17	(.62)	16.33	7.61		686	.37		3.98
7/31/2018	15.73	.64	.04	.68	(.63)	15.78	4.37		550	.38		4.02
7/31/2017	16.21	.64	(.49)	.15	(.63)	15.73	1.05		380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76		269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64		188	.39		4.42

	Year ended July 31,
	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	20%	24%	30%	21%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.
[5]	Based on operations for a period that is less than a full year.
[6]	Class T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Class F-3 shares began investment operations on January 27, 2017.
[9]	Annualized.

See notes to financial statements.

American Funds Tax-Exempt Funds	121

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2019	$17.43	$.50	$.65	$1.15	$(.50)	$18.08	6.73%	$1,784		.59%		2.88%
7/31/2018	17.63	.51	(.20)	.31	(.51)	17.43	1.77	1,678		.61		2.90
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	17.63	(.22)	1,641		.60		3.05
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65	1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386		.62		3.38
Class C:
7/31/2019	17.43	.36	.65	1.01	(.36)	18.08	5.90	69		1.38		2.10
7/31/2018	17.63	.37	(.20)	.17	(.37)	17.43	.97	71		1.40		2.11
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	17.63	(1.00)	83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78		1.40		2.59
Class T:
7/31/2019	17.43	.54	.65	1.19	(.54)	18.08	6.95 [3]	—	[4]	.39	[3]	3.09	[3]
7/31/2018	17.63	.54	(.20)	.34	(.54)	17.43	1.98 [3]	—	[4]	.40	[3]	3.10	[3]
7/31/2017[5,6]	17.42	.18	.21	.39	(.18)	17.63	2.24 [3,7]	—	[4]	.12	[3,7]	1.02	[3,7]
Class F-1:
7/31/2019	17.43	.48	.65	1.13	(.48)	18.08	6.59	72		.72		2.76
7/31/2018	17.63	.49	(.20)	.29	(.49)	17.43	1.64	75		.73		2.77
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	17.63	(.35)	76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63		.74		3.26

122	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
7/31/2019	$17.43	$.53	$.65	$1.18	$(.53)	$18.08	6.88%	$411	.45%		3.02%
7/31/2018	17.63	.53	(.20)	.33	(.53)	17.43	1.89	257	.48		3.03
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	17.63	(.09)	200	.48		3.18
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
Class F-3:
7/31/2019	17.43	.55	.64	1.19	(.54)	18.08	6.98	241	.36		3.11
7/31/2018	17.63	.55	(.20)	.35	(.55)	17.43	2.01	174	.37		3.13
7/31/2017[5,8]	17.27	.29	.36	.65	(.29)	17.63	3.79 [7]	124	.38	[9]	3.25	[9]

	Year ended July 31,
	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	27%	14%	21%	11%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.
[5]	Based on operations for a period that is less than a full year.
[6]	Class T shares began investment operations on April 7, 2017.
[7]	Not annualized.
[8]	Class F-3 shares began investment operations on January 27, 2017.
[9]	Annualized.

See notes to financial statements.

American Funds Tax-Exempt Funds	123

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
7/31/2019	$10.61	$.28	$.41	$.69	$(.28)	$11.02	6.57%		$200		.67%		.67%		2.60%
7/31/2018	10.80	.27	(.19)	.08	(.27)	10.61	.75	[4]	183		.72	[4]	.69	[4]	2.52	[4]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.39)[4]		169		.74	[4]	.69	[4]	2.55	[4]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[4]	161		.72	[4]	.69	[4]	2.54	[4]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[4]	124		.72	[4]	.67	[4]	2.91	[4]
Class C:
7/31/2019	10.61	.19	.41	.60	(.19)	11.02	5.74		12		1.46		1.45		1.81
7/31/2018	10.80	.19	(.19)	— [5]	(.19)	10.61	(.04)		12		1.52		1.48		1.73
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
Class T:
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.78	[4]	—	[6]	.47	[4]	.46	[4]	2.79	[4]
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.98	[4]	—	[6]	.52	[4]	.48	[4]	2.73	[4]
7/31/2017[7,8]	10.68	.09	.13	.22	(.10)	10.80	2.02	[4,9]	—	[6]	.19	[4,9]	.15	[4,9]	.87	[4,9]
Class F-1:
7/31/2019	10.61	.27	.41	.68	(.27)	11.02	6.52	[4]	2		.72	[4]	.71	[4]	2.55	[4]
7/31/2018	10.80	.26	(.19)	.07	(.26)	10.61	.69	[4]	2		.79	[4]	.75	[4]	2.45	[4]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[4]		3		.73	[4]	.68	[4]	2.56	[4]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[4]	2		.65	[4]	.62	[4]	2.61	[4]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[4]	2		.80	[4]	.74	[4]	2.83	[4]

124	American Funds Tax-Exempt Funds

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
7/31/2019	$10.61	$.29	$.41	$.70	$(.29)	$11.02	6.74%	$29	.51%		.51%		2.75%
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.89	16	.59		.54		2.67
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	10.80	(.26)	11	.58		.56		2.68
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10	31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20	.61		.56		3.02
Class F-3:
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.83	32	.42		.42		2.84
7/31/2018	10.80	.30	(.19)	.11	(.30)	10.61	1.00	26	.48		.44		2.78
7/31/2017[7,10]	10.58	.15	.22	.37	(.15)	10.80	3.54 [9]	16	.58	[11]	.45	[11]	2.79	[11]

	Year ended July 31,
	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	16%	21%	27%	14%	42%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $.01.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Annualized.

See notes to financial statements.

American Funds Tax-Exempt Funds	125

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York and to the Board of Trustees of The American Funds Tax-Exempt Series II and Shareholders of The Tax-Exempt Fund of California

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary investment portfolios, of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “Funds”) as of July 31, 2019, the related statements of operations for the year ended July 31, 2019, the statements of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
September 16, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

126	American Funds Tax-Exempt Funds

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2019, through July 31, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Tax-Exempt Funds	127

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 2/1/2019	Ending account value 7/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,020.92	$2.91	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class T – actual return	1,000.00	1,021.55	2.36	.47
Class T – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class F-1 – actual return	1,000.00	1,019.83	4.01	.80
Class F-1 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class F-2 – actual return	1,000.00	1,021.46	2.41	.48
Class F-2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class F-3 – actual return	1,000.00	1,021.71	2.16	.43
Class F-3 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-6 – actual return	1,000.00	1,021.71	2.16	.43
Class R-6 – assumed 5% return	1,000.00	1,022.66	2.16	.43

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2019	Ending account value 7/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,031.72	$2.97	.59%
Class A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class C – actual return	1,000.00	1,027.98	6.69	1.33
Class C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class T – actual return	1,000.00	1,033.09	1.61	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	1,031.40	3.32	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,032.79	1.92	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,033.27	1.46	.29
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class R-6 – actual return	1,000.00	1,033.28	1.46	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

The Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2019	Ending account value 7/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,050.03	$2.59	.51%
Class A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class C – actual return	1,000.00	1,045.98	6.59	1.30
Class C – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class T – actual return	1,000.00	1,051.17	1.53	.30
Class T – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class F-1 – actual return	1,000.00	1,049.43	3.15	.62
Class F-1 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 – actual return	1,000.00	1,050.83	1.83	.36
Class F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-3 – actual return	1,000.00	1,051.32	1.32	.26
Class F-3 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class R-6 – actual return	1,000.00	1,051.36	1.32	.26
Class R-6 – assumed 5% return	1,000.00	1,023.51	1.30	.26

128	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Beginning account value 2/1/2019	Ending account value 7/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,059.91	$3.32	.65%
Class A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class C – actual return	1,000.00	1,056.13	7.04	1.38
Class C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class T – actual return	1,000.00	1,061.29	1.94	.38
Class T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,059.67	3.57	.70
Class F-1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class F-2 – actual return	1,000.00	1,061.04	2.25	.44
Class F-2 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class F-3 – actual return	1,000.00	1,061.55	1.74	.34
Class F-3 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	1,061.58	1.69	.33
Class R-6 – assumed 5% return	1,000.00	1,023.16	1.66	.33

The Tax-Exempt Fund of California

	Beginning account value 2/1/2019	Ending account value 7/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,052.26	$2.95	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	1,048.24	6.91	1.36
Class C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class T – actual return	1,000.00	1,053.29	1.93	.38
Class T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,051.64	3.56	.70
Class F-1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class F-2 – actual return	1,000.00	1,053.07	2.19	.43
Class F-2 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class F-3 – actual return	1,000.00	1,053.52	1.73	.34
Class F-3 – assumed 5% return	1,000.00	1,023.11	1.71	.34

American Funds Tax-Exempt Fund of New York

	Beginning account value 2/1/2019	Ending account value 7/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,050.94	$3.25	.64%
Class A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class C – actual return	1,000.00	1,046.91	7.21	1.42
Class C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class T – actual return	1,000.00	1,052.04	2.14	.42
Class T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-1 – actual return	1,000.00	1,050.80	3.41	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,051.83	2.39	.47
Class F-2 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class F-3 – actual return	1,000.00	1,052.23	1.98	.39
Class F-3 – assumed 5% return	1,000.00	1,022.86	1.96	.39

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Tax-Exempt Funds	129

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2019:

Fund	Exempt interest dividends
American Funds Short-Term Tax-Exempt Bond Fund	100%
Limited Term Tax-Exempt Bond Fund of America	100
The Tax-Exempt Bond Fund of America	100
American High-Income Municipal Bond Fund	100
The Tax-Exempt Fund of California	100
American Funds Tax-Exempt Fund of New York	100

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

130	American Funds Tax-Exempt Funds

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, American Funds Tax-Exempt Fund of New York

The boards of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “board”) have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The agreements for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York were amended to modify the initial advisory fee breakpoints resulting in an overall lower advisory fee, thereby allowing each fund to benefit from a total expense ratio reflecting reasonable scale instead of waiting until each fund reaches that size over time. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of each fund’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

American Funds Tax-Exempt Funds	131

Approval of Investment Advisory and Service Agreement (continued)

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short 1–5 Years Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and conversion from a municipal money market fund, and that the investment results of the fund were mixed compared to the results of these indexes.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short-Intermediate Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper General & Insured Municipal Debt Funds Average and the Bloomberg Barclays Municipal Bond Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Municipal Debt Funds Average, the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays High Yield Municipal Bond Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

132	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper California Municipal Debt Funds Average and the Bloomberg Barclays California Municipal Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper New York Municipal Debt Funds Average and the Bloomberg Barclays New York Municipal Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund generally compared favorably to the results of these indexes.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in their respective categories (with the exception of American Funds Short-Term Tax-Exempt Bond Fund’s advisory fees, which were slightly higher than those of other similar funds included in its respective category, while expenses were in line with those of other funds in the category). The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to each fund as fund assets increase, as well as CRMC’s agreement to amend the initial breakpoints for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

American Funds Tax-Exempt Funds	133

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

134	American Funds Tax-Exempt Funds

Boards of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	STEX	2010	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	88	General Finance Corporation
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
James G. Ellis, 1947	STEX	2009	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
	LTEX	2006
	TEBF	2006
	AHIM	2006
	TEFCA	2006
	TEFNY	2010
Nariman Farvardin, 1956	STEX	2018	President, Stevens Institute of Technology	85	None
	LTEX	2018
	TEBF	2018
	AHIM	2018
	TEFCA	2018
	TEFNY	2018
Mary Davis Holt, 1950	STEX		Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	85	None
	2015–2016; 2017
	LTEX
	2015–2016; 2017
	TEBF
	2015–2016; 2017
	AHIM
	2015–2016; 2017
	TEFCA
	2015–2016; 2017
	TEFNY
	2015–2016; 2017
R. Clark Hooper, 1946	STEX	2005	Private investor	88	None
	LTEX	2005
	TEBF	2005
	AHIM	2005
	TEFCA	2005
	TEFNY	2010
Merit E. Janow, 1958	STEX	2010	Dean and Professor, Columbia University, School of International and Public Affairs	87	Mastercard Incorporated; Trimble Inc.
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Laurel B. Mitchell, PhD, 1955	STEX	2009	Chair, California Jump$tart Coalition for Personal Financial Literacy; Professor Emerita and former Distinguished Professor and Director, Accounting Program, University of Redlands; former part-time faculty, Pomona College	85	None
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2009
	TEFNY	2010

See page 138 for footnotes.

American Funds Tax-Exempt Funds	135

Independent trustees1 (continued)

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Margaret Spellings, 1957 Chairman of the Boards (Independent and Non-Executive)	STEX	2009	CEO, Texas 2036; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	89	None
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Alexandra Trower, 1964	STEX	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	84	None
	LTEX	2019
	TEBF	2019
	AHIM	2018
	TEFCA	2019
	TEFNY	2018

Leonard R. Fuller and Frank M. Sanchez retired from the fund boards on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the funds.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Karl J. Zeile, 1966 President: TEBF, TEFCA Senior Vice President: AHIM, TEFNY	STEX	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	20	None
	LTEX	2004
	TEBF	2009
	AHIM	2008
	TEFCA	2009
	TEFNY	2010
Michael C. Gitlin, 1970	STEX	2015	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	84	None
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at capitalgroup.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

STEX	American Funds Short-Term Tax-Exempt Bond Fund
LTEX	Limited Term Tax-Exempt Bond Fund of America
TEBF	The Tax-Exempt Bond Fund of America
AHIM	American High-Income Municipal Bond Fund
TEFCA	The Tax-Exempt Fund of California
TEFNY	American Funds Tax-Exempt Fund of New York

136	American Funds Tax-Exempt Funds

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Aaron M. Applebaum, 1979 President: STEX Senior Vice President: LTEX	STEX LTEX	2016 2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Mark Marinella, 1958 President: LTEX Vice President: STEX, TEFCA	STEX LTEX TEFCA	2019 2019 2019	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Chad M. Rach, 1972 President: AHIM Senior Vice President: TEBF	AHIM TEBF	2015 2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Jerome H. Solomon, 1963 President: TEFNY Senior Vice President: AHIM	TEFNY AHIM	2011 2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Executive Vice President	STEX LTEX TEBF AHIM TEFCA TEFNY	2003 2003 2003 2003 2003 2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Steven I. Koszalka, 1964 Secretary	STEX LTEX TEBF AHIM TEFCA TEFNY	2010 2010 2010 2010 2010 2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	STEX LTEX TEBF AHIM TEFCA TEFNY	2015 2015 2012 2015 2012 2012	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	STEX LTEX TEBF AHIM TEFCA TEFNY	2014 2014 2014 2014 2014 2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	STEX LTEX TEBF AHIM TEFCA TEFNY	2019 2019 2019 2019 2019 2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	STEX LTEX TEBF AHIM TEFCA TEFNY	2015 2015 2015 2015 2015 2015	Vice President — Investment Operations, Capital Research and Management Company

See page 138 for footnotes.

American Funds Tax-Exempt Funds	137

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

138	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	139

Offices of the funds

STEX, LTEX, TEBF, AHIM, TEFCA

333 South Hope Street

Los Angeles, CA 90071-1406

TEFNY

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Custodians of assets

STEX, LTEX, TEBF, AHIM, TEFCA

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

TEFNY

Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

140	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete July 31, 2019, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

LTEX

Registrant:
a) Audit Fees:
2018	$54,000
2019	$7,000

b) Audit-Related Fees:
2018	None
2019	None

c) Tax Fees:
2018	$8,000
2019	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	None
2019	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	None
2019	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	None
2019	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $59,000 for fiscal year 2018 and $10,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of America®

Investment portfolio

July 31, 2019

Bonds, notes & other debt instruments 92.55% Alabama 1.23%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	$4,000	$4,114
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	3,305	3,508
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2021	1,250	1,308
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2022	1,650	1,763
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2023	1,750	1,908
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	12,620	13,478
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	5,385	5,996
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	2,500	2,796
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-B, 5.00% 2026	2,500	3,114
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	2,250	2,347
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2025	3,000	3,600
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,000	1,221
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	2,000	2,460
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2021	2,065	2,166
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2023	1,125	1,245
City of Pell, Special Care Facs. Fncg. Auth., Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2020	1,140	1,196
		52,220
Alaska 0.32%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	10,020	10,984
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	2,515	2,645
		13,629
Arizona 0.35%
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2020	1,550	1,607
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2021	1,000	1,074
Health Facs. Auth., Rev. Bonds (Scottsdale Lincoln Hospitals Project), Series 2014-A, 5.00% 2024	1,000	1,181
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.25% 2048 (put 2020)1	1,500	1,500
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2025	400	472
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2026	500	600
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2027	400	488
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	2,000	2,355
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,000	2,465
Board of Regents of the University of Arizona, Rev. Ref. Certs. of Part., Series 2012-C, 5.00% 2020	3,180	3,281
		15,023
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.95% 2044 (put 2022)1	1,000	1,016

Limited Term Tax-Exempt Bond Fund of America — Page 1 of 37

Bonds, notes & other debt instruments (continued) California 4.77%	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2045 (put 2023)1	$11,500	$11,663
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.30% 2047 (put 2023)1	3,500	3,546
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.50% 2045 (put 2024)1	2,500	2,568
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.00% 2034 (put 2020)1	2,500	2,502
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.10% 2034 (put 2021)1	10,480	10,522
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	8,000	6,729
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	975	1,051
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,168
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2022	525	574
G.O. Bonds, Series 2018, 5.00% 2025	5,000	6,147
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025	5,000	4,578
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	3,850	3,441
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	6,100	6,302
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2026	1,000	1,168
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	5,500	6,148
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-A, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2037 (put 2020)1	3,140	3,147
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.60% 2037 (put 2022)1	5,500	5,599
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,875	2,203
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	812
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,121
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,590	4,181
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,805	1,810
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2025	1,015	1,218
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2026	1,965	2,408
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2027	1,250	1,522
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2024	4,860	5,691
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,500	1,769
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,011
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	400	477
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2030	625	740
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	4,000	4,635
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2029	855	1,083
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,000	1,040

Limited Term Tax-Exempt Bond Fund of America — Page 2 of 37

Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2020	$2,500	$2,606
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	2,000	2,157
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2023	2,190	2,508
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,040	2,466
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,810	2,208
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	4,275	4,749
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2022	4,000	4,402
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023	2,750	3,021
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008, 0% 2027	1,960	1,711
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-A, National insured, 0% 2026	3,485	2,998
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Series 2012, AMT, 5.00% 2021	1,700	1,789
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2027	835	993
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2028	405	479
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	2,250	2,648
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,035	1,209
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2027	1,500	1,792
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2024	5,900	6,901
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2025	5,000	5,996
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,115	1,115
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,096
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-A, National insured, 0% 2027	1,500	1,317
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Capital Appreciation Bonds, Series 2006-A, National insured, 0% 2023	4,455	4,176
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	3,400	3,429
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	1,250	1,295
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	1,300	1,436
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2025	2,585	3,070
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	5,400	5,434
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,300	1,332
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,089
Sweetwater Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2004-C, Assured Guaranty Municipal insured, 0% 2023	3,965	3,735
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	1,915	1,926
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	7,000	7,758

Limited Term Tax-Exempt Bond Fund of America — Page 3 of 37

Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	$770	$771
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 2032	2,000	1,461
		202,647
Colorado 2.81%
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 3.625% 2021	1,883	1,919
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 3.50% 2021	1,000	1,015
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2025	3,505	3,942
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2026	4,050	4,574
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2021	1,000	1,085
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	1,300	1,451
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	10,000	12,267
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,152
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	2,996
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2029	6,500	7,644
City and County of Denver, Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.86%) 2.541% 2031 (put 2019)1	4,250	4,252
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,400	1,598
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	1,080	1,264
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	3,835	4,584
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2021	3,800	4,130
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,491
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 1997-B, National insured, 0% 2020	1,050	1,034
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.568% 2039 (put 2021)1	1,100	1,110
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 4.00% 2020 (escrowed to maturity)	300	307
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2021 (escrowed to maturity)	1,200	1,280
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2022 (escrowed to maturity)	1,500	1,653
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,500	1,751
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2025 (escrowed to maturity)	3,000	3,584
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	3,455	4,128
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2025 (escrowed to maturity)	1,000	1,195
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2026 (escrowed to maturity)	615	750
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2029	1,750	2,176
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	3,000	3,459
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	5,500	6,662

Limited Term Tax-Exempt Bond Fund of America — Page 4 of 37

Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (put 2023)	$1,800	$1,871
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B-3, 1.875% 2039 (put 2019)	1,000	1,000
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2021	1,765	1,904
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	3,070	3,294
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	6,305	6,895
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	12,960	14,199
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20202	1,000	1,034
		119,650
Connecticut 1.86%
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2024	1,645	1,921
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,450	1,735
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1997-T-2, 1.65% 2029 (put 2020)3	1,385	1,389
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	8,905	9,066
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)3	9,535	9,877
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 5.00% 2025	1,000	1,172
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	660	691
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	2,465	2,596
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,885	1,970
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	8,370	8,770
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	2,840	2,970
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,545	1,653
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	4,625	4,948
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	2,490	2,669
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	2,735	2,938
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	7,735	8,411
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	8,900	9,750
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	275	279
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	4,735	4,917
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,460	1,522
		79,244
District of Columbia 0.81%
G.O. Bonds, Series 2019-A, 5.00% 2026	5,000	6,249
G.O. Rev. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,069
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 2027	1,500	1,795
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	1,765	1,918
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	3,000	3,133
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2027	1,000	1,195
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2026	5,000	6,137
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	1,750	2,009
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	2,000	2,357
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	4,900	6,198
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	1,250	1,573
		34,633
Florida 4.40%
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2023	1,100	1,238
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2026	2,500	3,057
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2024	5,000	5,557

Limited Term Tax-Exempt Bond Fund of America — Page 5 of 37

Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.00% 2021	$1,105	$1,113
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.125% 2022	1,200	1,214
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 5.67% 2028 (preref. 2019)	2,000	2,034
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2020	3,500	3,544
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	4,500	4,644
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	1,000	1,069
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2023	400	454
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2024	500	583
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2025	330	393
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2026	350	415
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2027	240	284
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2028	445	524
Board of Education, Lottery Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	6,520	7,486
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.125% 2020	1,270	1,320
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	1,000	1,202
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	1,000	1,226
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	500	623
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,700	3,993
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jubilee Courtyards Apartments), Series 2019, 1.45% 2022 (put 2021)	1,250	1,252
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	2,235	2,311
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	850	897
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	760	805
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	11,250	12,143
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	15,350	16,983
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2019	1,650	1,667
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,081
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,354
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	2,000	2,088
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,507
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014, AMT, 5.00% 2023	945	1,082
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2027	1,325	1,546
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	1,750	1,927
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2025	4,870	5,680
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	5,530	6,436
County of Miami-Dade, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,511
County of Miami-Dade, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,016
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020 (preref. 2019)	2,430	2,446

Limited Term Tax-Exempt Bond Fund of America — Page 6 of 37

Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2024	$2,300	$2,731
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	2,450	2,749
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	2,485	2,505
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	6,000	6,268
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,500	1,553
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,036
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,500	1,714
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2022	1,690	1,820
County of Palm Beach, Solid Waste Auth., Improvement Rev. Bonds, Series 2009, 5.00% 2024 (preref. 2019)	980	986
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,669
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2026	2,000	2,456
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2020	2,000	2,077
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	1,250	1,343
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2025	1,545	1,863
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2026	1,000	1,232
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2027	1,250	1,572
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20202	1,000	1,021
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20212	2,000	2,111
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20222	2,000	2,175
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20232	1,000	1,115
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2021	500	533
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2026	500	568
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2027	330	373
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2021	935	940
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2023	970	978
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2024	995	1,002
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2025	1,010	1,011
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	10,800	11,349
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	4,000	4,974
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	5,180	5,564
		186,993

Limited Term Tax-Exempt Bond Fund of America — Page 7 of 37

Bonds, notes & other debt instruments (continued) Georgia 2.79%	Principal amount (000)	Value (000)
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2019	$1,200	$1,214
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2020	1,100	1,152
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2021	1,250	1,351
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2022	1,000	1,112
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2023	1,270	1,421
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2024	2,460	2,823
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2025	2,620	3,082
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2023	2,310	2,585
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2025	2,895	3,405
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.75% 2029	7,000	9,700
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012, 1.85% 2049 (put 2019)	3,550	3,551
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	4,400	4,599
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)3	7,680	7,795
G.O. Bonds, Series 2011-C, 5.00% 2021	630	677
G.O. Bonds, Series 2011-C, 5.00% 2022 (preref. 2021)	1,340	1,440
G.O. Bonds, Series 2019-A, 5.00% 2028	21,000	27,165
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	555	578
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	1,035	1,083
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,113
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	16,386
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2021	820	868
Municipal Electric Auth., Power Rev. Bonds, Series 2018-HH, 5.00% 2029	2,000	2,460
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,079
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2022	1,050	1,155
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2024	2,500	2,927
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Ref. Bonds, Series 2017-B, 5.00% 2020	3,000	3,096
		118,817
Guam 0.17%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	5,320	5,524
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	500	579
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2026	965	1,139
		7,242
Hawaii 0.75%
G.O. Bonds, Series 2011-DZ, 5.00% 2020	1,085	1,142
G.O. Bonds, Series 2011-DZ, 5.00% 2020 (escrowed to maturity)	760	799
G.O. Bonds, Series 2011-DZ, 5.00% 2020 (escrowed to maturity)	40	42
G.O. Bonds, Series 2011-DZ, 5.00% 2024 (preref. 2021)	3,535	3,853
G.O. Bonds, Series 2011-DZ, 5.00% 2026 (preref. 2021)	6,325	6,894
G.O. Bonds, Series 2011-DZ, 5.00% 2027 (preref. 2021)	3,745	4,082
G.O. Bonds, Series 2011-DZ, 5.00% 2028 (preref. 2021)	2,770	3,019
G.O. Bonds, Series 2011-DZ, 5.00% 2030 (preref. 2021)	2,140	2,333
G.O. Rev. Ref. Bonds, Series 2011-EA, 5.00% 2019	1,000	1,013
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.31%) 1.71% 2024 (put 2020)1	2,500	2,500

Limited Term Tax-Exempt Bond Fund of America — Page 8 of 37

Bonds, notes & other debt instruments (continued) Hawaii (continued)	Principal amount (000)	Value (000)
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.32%) 1.72% 2026 (put 2020)1	$5,000	$5,001
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	1,000	1,130
		31,808
Idaho 0.09%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2025	1,500	1,800
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2026	1,515	1,855
		3,655
Illinois 11.13%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,028
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,625
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	1,200	1,233
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	4,877
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,817
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,967
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	900	1,010
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2023	1,000	1,116
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2024	8,975	10,278
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	500	595
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,480	2,707
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,900	2,105
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	2,270	2,553
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,175
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,316
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,854
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,867
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,705
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,591
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2020	1,000	1,015
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,256
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307 Guideway Modernization Formula Funds), Series 2011, Assured Guaranty insured, 5.00% 2022	1,400	1,493
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2021	850	894
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2022	760	822
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2022	1,100	1,190
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,435	1,599
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	1,500	1,714
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	1,000	1,165
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,165	1,379
City of Chicago, Water Rev. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,191
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,644
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	5,225	6,273
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,086
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2025	775	853
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,010	1,152

Limited Term Tax-Exempt Bond Fund of America — Page 9 of 37

Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, FGIC-National insured, 5.50% 2020	$2,000	$2,077
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	1,935	2,330
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	6,800	8,490
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	2,060	2,140
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,131
County of Cook, G.O. Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,526
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2019	1,000	1,010
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,102
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	3,400	4,039
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,860
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,020	3,022
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	403
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019 (escrowed to maturity)	2,185	2,206
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	5,115	5,826
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,100	1,261
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,218
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,843
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,000	2,487
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	512
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	215
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	540	613
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2028	1,060	1,196
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2025	5,530	6,599
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	5,000	5,935
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,311
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,204
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	4,865	5,455
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,192
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 3.031% 2036 (put 2021)1	2,275	2,282
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,482
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2023	1,545	1,746
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,660
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	950	1,133
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	1,065	1,299
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	8,640	10,744
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,829
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,681
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	11,057
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.25% 2028	1,020	1,218
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	4,170	4,471
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	3,000	3,050
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,166
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	861
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,384
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,755
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	990	992
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	10	10
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	2,225	2,254

Limited Term Tax-Exempt Bond Fund of America — Page 10 of 37

Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2013, 5.00% 2022	$1,250	$1,343
G.O. Bonds, Series 2017-A, 5.00% 2021	3,500	3,715
G.O. Bonds, Series 2017-B, 5.00% 2019	27,420	27,622
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	9,000	9,322
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	20,000	21,188
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	5,500	6,073
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	6,200	6,200
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	3,000	3,091
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	2,705	2,854
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	5,420	5,742
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	8,165	8,901
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2050 (put 2025)1	3,625	3,625
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,950	2,073
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	2,110	2,275
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	6,470	7,140
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 4.00% 2049	2,000	2,205
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	2,700	2,989
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	4,345	4,743
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	3,905	4,066
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2026	2,230	2,398
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	1,000	1,072
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	665	753
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,147
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	2,000	2,413
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,500	3,071
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,555
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,525	6,730
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,071
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	12,925	13,938
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	4,800	5,420
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2024	5,000	5,794
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2025	5,000	5,931
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 2027	3,000	3,551
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-C, 5.00% 2027	3,000	3,551
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,900	3,183
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	2,500	3,106
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	3,080	3,842
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	1,250	1,357
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2024	4,375	5,052
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2027	950	1,163
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,680	1,988
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2026	4,000	4,827

Limited Term Tax-Exempt Bond Fund of America — Page 11 of 37

Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	$1,500	$1,841
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	2,000	2,496
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	2,700	3,093
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2020	624	628
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.375% 2022	554	560
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.625% 2023	1,106	1,130
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	991	1,006
		473,256
Indiana 1.25%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,029
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	4,000	4,503
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2023	2,825	3,282
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2020	1,460	1,501
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	1,500	1,743
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2024	1,000	1,194
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021	1,940	2,062
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022	1,940	2,135
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021 (escrowed to maturity)	60	64
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022 (escrowed to maturity)	60	66
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2025	1,200	1,450
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2026	1,365	1,682
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2027	700	878
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2026	500	590
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2027	500	587
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2028	500	586
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-B, 5.00% 2019	1,000	1,006
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.50% 2025	3,630	3,643
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2005-A-1, 2.80% 2027 (put 2019)	1,525	1,525
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	1,660	1,728
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	1,360	1,426
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	2,000	2,204
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2014-D, AMT, 5.00% 2022	2,000	2,166
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	1,500	1,584
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2008-D, 2.05% 2025 (put 2021)	1,200	1,213
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-A, 3.05% 2025	2,000	2,145
County of Warrick, Multi Family Housing Rev. Bonds (Newburgh Assisted Living Project), Series 2019, 1.625% 2022 (put 2021)	4,250	4,270

Limited Term Tax-Exempt Bond Fund of America — Page 12 of 37

Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 1.85% 2044 (put 2019)	$4,500	$4,504
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	2,000	2,220
		52,986
Iowa 0.17%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	4,225	4,714
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	430	443
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,010	2,150
		7,307
Kansas 0.08%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,095	1,107
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020 (preref. 2019)	55	56
City of Wichita, Hospital Facs. Rev. Ref. and Improvement Bonds (Christi Health, Inc.), Series 2011-A, 5.00% 2020 (escrowed to maturity)	2,170	2,276
		3,439
Kentucky 0.12%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2014-A, 5.00% 2024	3,000	3,538
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B, 2.70% 2039 (put 2021)	1,500	1,539
		5,077
Louisiana 1.33%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2025	1,600	1,865
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2029	1,000	1,199
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2022)	1,000	1,108
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2022	1,250	1,381
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,400	6,498
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	6,251
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2020	2,000	2,058
Housing Corp., Single Family Mortgage Bonds (Home Ownership Program), Series 2019-A-1, 4.50% 2049	5,985	6,667
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	1,250	1,310
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2027	1,000	1,181
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2028	900	1,058
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2021	445	472
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	195	205
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	175	194
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	255	292
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	135	159
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	240	295
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	5,430	5,577

Limited Term Tax-Exempt Bond Fund of America — Page 13 of 37

Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	$5,915	$6,270
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	7,235	7,896
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,160	2,422
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	2,015	2,019
		56,377
Maine 0.35%
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	3,495	3,631
Housing Auth., Mortgage Purchase Bonds, Series 2016-C, 3.50% 2046	910	952
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	4,110	4,528
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	3,375	3,700
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	320	331
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	595	617
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,005	1,047
		14,806
Maryland 1.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	430	441
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	95	100
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	6,885	7,571
Econ. Dev. Corp., Rev. Ref. Bonds (Constellation Energy Group, Inc. Project), Series 2006-B, 2.55% 2025 (put 2020)	2,365	2,376
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,087
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, First Series C, 5.00% 2020	1,000	1,040
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2027	5,000	5,863
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 2049	4,500	4,961
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	2,905	3,121
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	8,324
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	7,565	8,001
		42,885
Massachusetts 2.71%
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,258
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,618
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2026	1,000	1,223
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2027	1,500	1,864
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2028	1,200	1,513
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,632
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2025	2,500	2,999
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2026	1,000	1,223
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	1,855	1,970
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	3,130	3,360
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,962

Limited Term Tax-Exempt Bond Fund of America — Page 14 of 37

Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	$2,500	$2,907
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,315
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,508
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,385
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,383
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2025	1,500	1,792
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2021	575	615
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2022	400	441
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2023	425	483
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2024	350	409
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,395	1,507
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,020	1,101
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2012-J, AMT, 5.00% 2020	3,635	3,756
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2022	3,000	3,260
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2023	3,000	3,353
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2025	3,000	3,512
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	3,590	3,716
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	4,000	4,643
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	3,640	3,771
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,104
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	2,500	2,836
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2035	5,225	5,395
Housing Fin. Agcy., Construction Loan Notes, Series 2017-B, 2.05% 2021	3,000	3,006
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Conduit-Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	2,070	2,110
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	510	531
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	1,265	1,334
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	2,955	3,086
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	9,630	10,356
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 2007, 4.00% 2049	1,375	1,511
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	455	474
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	1,955	2,059
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	4,290	4,600
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	305	327
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	5,000	5,979
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	2,510	3,054
		115,241
Michigan 3.64%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2023	3,000	3,418
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2004-A, Assured Guaranty Municipal Insured, 5.25% 2020	150	155
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	5,000	5,597
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2022	5,000	5,541
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	1,215	1,389
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	6,970	7,211
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	1,750	2,074
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2020	1,750	1,823
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,650	1,772

Limited Term Tax-Exempt Bond Fund of America — Page 15 of 37

Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2022	$515	$573
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	500	572
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	850	985
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2024	4,500	5,253
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	2,000	2,441
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2029	2,000	2,430
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2021	500	544
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2024	1,000	1,193
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2025	1,000	1,220
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2026	1,000	1,245
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,022
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-2, 1.90% 2047 (put 2021)	1,850	1,868
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2015, 5.00% 2025	4,000	4,686
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2027	5,095	6,211
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2021	2,000	2,136
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 2.29% 2038 (put 2020)1	2,000	2,006
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	700	787
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	850	893
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	710	753
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	15,480	16,332
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,845	3,015
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,300	4,651
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,590	18,194
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	12,910	14,216
Board of Trustees of the Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2031	2,460	3,127
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2020	2,400	2,477
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,012
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,240
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	10,240	11,079
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,013
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,603
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	2,500	2,998
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,193
		154,948
Minnesota 1.39%
City of Brooklyn Center, Multi Family Housing Dev. Bonds (Unity Place Project), Series 2019, 1.95% 2021 (put 2020)	1,250	1,255
G.O. Bonds, Series 2017-A, 5.00% 2020	1,050	1,098
G.O. Bonds, Series 2017-B, 5.00% 2023	2,870	3,330

Limited Term Tax-Exempt Bond Fund of America — Page 16 of 37

Bonds, notes & other debt instruments (continued) Minnesota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 2047	$9,084	$9,102
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	135	138
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	485	494
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	165	175
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,740	1,844
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	3,315	3,480
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	2,960	3,116
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	595	622
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	990	1,049
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	5,095	5,492
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	2,910	3,164
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	13,175	14,487
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B 4.25% 2049	4,760	5,278
City of Minneapolis, Housing and Redev. Auth., Health Care System Rev. Bonds (Allina Health System), Series 2009-A-2, 5.50% 2024 (preref. 2019)	1,000	1,012
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	3,640	3,970
		59,106
Mississippi 0.38%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Coast Electric Power Association), Series 2007-C, 1.90% 20371	1,196	1,197
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,245	1,467
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,045	1,255
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 2020	1,750	1,778
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2024	1,000	1,180
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	2,925	3,510
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 2046	2,175	2,317
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	3,105	3,404
		16,108
Missouri 0.72%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2025	1,500	1,811
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 2047	2,000	2,218
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	3,395	3,558
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	6,313	6,584
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 2047	6,796	7,095
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	1,715	1,886
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	2,415	2,570
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 2025	4,000	4,885
		30,607

Limited Term Tax-Exempt Bond Fund of America — Page 17 of 37

Bonds, notes & other debt instruments (continued) Montana 0.16%	Principal amount (000)	Value (000)
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	$545	$568
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	1,445	1,520
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	4,155	4,588
		6,676
Nebraska 1.06%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	11,850	11,992
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,155	1,365
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	510	518
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	10	10
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	55	56
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	900	947
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	2,405	2,515
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	4,880	5,063
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,740	2,886
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,670	2,747
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	4,875	5,137
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	2,070	2,237
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	3,735	4,057
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	5,000	5,422
		44,952
Nevada 1.70%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,000	1,222
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2024	2,500	2,925
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	3,045	3,771
Clark County School Dist., Limited Tax Various Purpose G.O. Bonds, Series 2016-F, 5.00% 2026	2,470	3,019
County of Clark, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	2,005	2,038
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2023	4,000	4,576
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-C, AMT, 5.00% 2021	3,500	3,745
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2020	12,320	12,756
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	14,035	14,057
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2021	1,035	1,107
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2022	2,810	3,102
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2023	1,000	1,120
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2027	2,500	2,791
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	890	890
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.375% 2022	1,070	1,091
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.50% 2023	1,120	1,150
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.00% 2019	245	245
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.00% 2022	970	980
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.25% 2024	560	571
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.50% 2025	585	603
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2049	2,000	2,210
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,185	2,590
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,200	1,433

Limited Term Tax-Exempt Bond Fund of America — Page 18 of 37

Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.125% 2020	$1,680	$1,699
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	1,205	1,209
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,569
		72,469
New Hampshire 0.15%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2019	600	604
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2024	1,250	1,461
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2025	1,250	1,492
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2026	1,250	1,520
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2027	1,250	1,507
		6,584
New Jersey 3.01%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,129
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,160
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,208
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2024	1,500	1,720
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2025	1,000	1,163
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2026	1,000	1,172
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2024	2,990	3,429
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	8,000	9,302
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	1,375	1,684
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,243
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2025	3,000	3,508
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,885	3,434
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2024	2,645	3,107
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2025	1,340	1,615
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2027	1,250	1,533
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2022	1,500	1,639
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,208
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2026	900	1,110
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2027	1,150	1,446
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1-A, AMT, 5.00% 2021	4,000	4,315
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2019	1,000	1,012
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2026	1,905	2,246
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1-A, 5.25% 2019	1,000	1,014
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,529
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	2,815	2,849
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	9,340	10,330

Limited Term Tax-Exempt Bond Fund of America — Page 19 of 37

Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	$7,230	$8,113
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	1,500	1,564
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2022	5,200	5,756
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2023	1,500	1,662
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2024	2,500	2,766
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	2,290	2,494
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	3,000	3,561
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2027	3,140	3,786
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2028	3,000	3,665
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	3,450	4,192
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2019	1,000	1,004
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2020	4,000	4,164
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	3,000	3,573
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.50% 2021	4,070	4,448
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2015-AA, 5.00% 2023	1,000	1,125
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-5, (1-month USD-LIBOR x 0.70 + 0.46%) 2.141% 2028 (put 2021)1	10,000	10,016
		127,994
New Mexico 0.49%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	480	481
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2011, 1.875% 2029 (put 2020)	3,000	3,005
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	3,310	3,482
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	1,480	1,575
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	7,160	7,912
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	3,810	4,196
		20,651
New York 7.35%
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019 (escrowed to maturity)	5	5
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2024	2,500	2,987
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2025	750	920
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2025	5,000	6,025
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	9,040	11,317
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	15,287
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	10,000	12,777
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,260
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-A, AMT, 2.375% 2027 (put 2020)	3,000	3,015
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.00% 2020	4,780	4,927
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2020	2,770	2,855
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,785
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	5,000	5,041
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.431% 2033 (put 2023)1	7,700	7,735
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2031 (put 2019)1	1,500	1,501

Limited Term Tax-Exempt Bond Fund of America — Page 20 of 37

Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2046	$2,320	$2,342
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,411
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,922
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.85% 2044 (put 2022)1	7,750	7,736
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,739
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.98% 2039 (put 2020)1	5,500	5,505
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,789
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.337% 2032 (put 2021)1	1,400	1,408
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	210	216
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,845	3,009
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	7,780	8,165
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	4,095	4,283
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	6,360	6,711
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	2,595	2,768
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	16,705	18,320
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	185	188
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,470	1,529
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2024	4,000	4,741
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	2,400	2,587
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	1,500	1,728
New York City G.O. Bonds, Fiscal 2015, Series 2014-A, 5.00% 2025	3,000	3,551
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,188
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2026	3,500	4,355
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	4,300	5,364
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2026	5,000	6,221
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	5,150	5,349
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	3,500	3,523
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	6,250	6,297
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-C-2-A, 2.35% 2022	7,500	7,628
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2025	2,420	2,929
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,000
New York City Transitional Fin. Auth., Future Tax Secured Multi-Modal Rev. Ref. Bonds, Fiscal 2003, Series 2003-B, 5.00% 2022	1,750	1,853
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2003-A-1, 5.00% 2022	1,305	1,419
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 4.00% 2022	5,185	5,514
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	2,500	2,560
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2023	2,195	2,455
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	4,991
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,632
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,225
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2022	2,210	2,429
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2023	5,000	5,762
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 20222	1,278	1,294

Limited Term Tax-Exempt Bond Fund of America — Page 21 of 37

Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2021	$4,000	$4,225
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2020	2,500	2,536
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	1,250	1,311
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	2,000	2,157
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	1,045	1,158
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2025	10,000	11,593
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-1, 5.00% 2020	5,525	5,660
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-2, 5.00% 2020	7,290	7,469
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	6,725	7,662
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	1,000	1,025
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2029	1,500	1,747
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	2,000	2,418
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	4,510	5,527
		312,561
North Carolina 1.39%
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2020	4,415	4,524
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	15,850	16,319
Grant Anticipation Rev. Vehicle Bonds, Series 2019, 5.00% 2023	6,370	7,227
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	1,000	1,098
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 2050	3,100	3,402
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,510	3,661
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	2,765	2,965
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	2,845	3,087
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.01% 2041 (put 2022)1	4,850	4,859
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2011, 5.00% 2036 (preref. 2036)	1,420	1,512
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 20203	10,500	10,515
		59,169
North Dakota 0.58%
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2023 (preref. 2021)	1,435	1,538
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	5,440	5,750
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	610	630
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	375	393
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	515	540
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	395	414
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	4,545	4,808
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	1,075	1,144
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	5,815	6,255
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	920	993
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	2,155	2,375
		24,840

Limited Term Tax-Exempt Bond Fund of America — Page 22 of 37

Bonds, notes & other debt instruments (continued) Ohio 2.92%	Principal amount (000)	Value (000)
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	$9,425	$10,359
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2022	3,300	3,624
American Municipal Power, Inc., Combined Hydroelectric Project Rev. Bonds, Series 2018-A, 2.25% 2048 (put 2021)	2,300	2,328
City of Cleveland, Airport System Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,850	2,182
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,540	3,595
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,345	2,468
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	1,075	1,241
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2025	950	1,087
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2026	1,000	1,161
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2027	1,500	1,766
G.O. Highway Capital Improvements Bonds (Full Faith and Credit/Highway User Receipts), Series 2016-S, 5.00% 2024	6,090	7,185
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2025	6,000	7,329
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2024	1,645	1,953
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2020	2,360	2,431
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,065
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Neilan Park Apartments Program), Series 2019, 1.75% 2022 (put 2021)	1,210	1,218
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	4,520	4,798
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	3,635	3,832
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	8,285	8,893
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	6,665	7,451
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-B, AMT, 4.50% 2047	2,145	2,321
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	95	96
Kent State University, Rev. General Receipts Bonds, Series 2016, 4.00% 2024	5,000	5,607
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	1,295	1,445
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,106
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2024	1,360	1,549
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2026	850	994
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2027	500	583
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	9,000	10,756
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 1998-A, National insured, 5.50% 2026	6,500	8,021
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2023	3,700	4,309
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2024	3,400	4,076
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2024	1,550	1,831
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 3.25% 2022	3,500	3,680
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Notes, Series 2017-B, (SIFMA Municipal Swap Index + 0.22%) 1.62% 20201	2,000	2,000
		124,340

Limited Term Tax-Exempt Bond Fund of America — Page 23 of 37

Bonds, notes & other debt instruments (continued) Oklahoma 0.03%	Principal amount (000)	Value (000)
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2021	$1,355	$1,441
Oregon 0.34%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	750	775
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	730	775
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	6,280	6,752
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	1,880	2,065
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,595	2,908
Port of Portland, Portland International Airport Rev. Bonds, Series 2010-20-C, AMT, 5.00% 2021	1,000	1,034
		14,309
Pennsylvania 5.23%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024	1,025	1,105
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,110
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2024	2,300	2,700
County of Chester, G.O. Bonds, Series 2011, 5.00% 2032 (preref. 2021)	2,505	2,727
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2019-A, 5.00% 2029	1,000	1,304
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,412
Delaware River Port Auth., Rev. Ref. Bonds (Port Dist. Project), Series 2012, 5.00% 2021	3,180	3,343
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2021	650	703
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2022	500	557
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2024	1,000	1,172
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2025	1,000	1,196
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2026	500	594
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	9,180	10,463
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,643
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	6,958
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	2,315	2,728
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,097
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,000	4,008
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 1.50% 2034 (put 2019)	2,500	2,501
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	2,250	2,278
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	1,000	1,031
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	1,625	1,733
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2023	2,250	2,547
G.O. Rev. Ref. Bonds, Second Series 2009, 5.00% 2020	2,000	2,072

Limited Term Tax-Exempt Bond Fund of America — Page 24 of 37

Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.00% 2049 (put 2024)1	$4,520	$4,521
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	350	364
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	4,305	4,439
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	560	582
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	5,595	5,847
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	8,330	8,721
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	7,920	8,436
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	3,760	3,960
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	8,980	9,804
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	1,900	2,102
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 2.12% 2051 (put 2023)1	2,800	2,800
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2021	2,000	2,090
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2026	1,000	1,164
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-B, 2.55% 2029 (Put 2020)	1,025	1,030
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1999-A, 2.50% 2030 (put 2020)	3,000	3,011
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	6,900	6,925
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019 (escrowed to maturity)	975	987
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2023	2,400	2,631
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	1,000	1,094
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.721% 2048 (put 2022)1	2,075	2,086
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2022	1,300	1,435
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2023	1,100	1,250
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2025	1,700	2,031
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2026	2,950	3,592
City of Philadelphia, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty insured, 5.50% 2023	3,000	3,000
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2023	1,000	1,108
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2024	2,000	2,265
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2025	2,000	2,303
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2028	1,000	1,181
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	5,000	5,830
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	3,000	3,578
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	3,240	3,249
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2021	2,000	2,120
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2022	2,250	2,457
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2023	4,250	4,638

Limited Term Tax-Exempt Bond Fund of America — Page 25 of 37

Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Saint Mary Hospital Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-PA, 5.00% 2029	$1,000	$1,268
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	1,000	1,012
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	2,840	2,956
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2022	5,355	5,722
Transportation Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	1,475	1,863
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,500	1,838
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2026 (preref. 2021)	1,805	1,968
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	1,130	1,232
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.38% 20211	8,775	8,866
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2022	5,000	5,501
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2027	1,060	1,290
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2028	1,500	1,880
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 2030	1,250	1,578
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	10,700	10,717
		222,304
Puerto Rico 0.09%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,845	3,934
Rhode Island 0.81%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	1,000	1,105
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	2,500	2,842
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	2,000	2,238
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2024	2,350	2,693
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,371
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	725	755
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-2, 4.00% 2032	500	515
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	2,780	2,895
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2019	900	910
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2020	1,250	1,307
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2021	1,400	1,509
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.50% 2025	3,000	3,145
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,049
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.00% 2026	4,000	4,149
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 5.00% 2019	400	405
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2025	2,005	2,213
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2026	4,000	4,361
		34,462
South Carolina 1.09%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	1,255	1,364
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	1,715	1,822
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	2,990	3,182
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	1,800	1,930
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	3,085	3,399

Limited Term Tax-Exempt Bond Fund of America — Page 26 of 37

Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	$1,820	$1,947
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 5.00% 2021	515	558
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2026	5,000	5,467
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	6,305	6,866
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	4,250	4,748
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	4,430	4,802
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2022	1,000	1,117
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2028	2,455	2,959
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2011-B, 4.00% 2019 (escrowed to maturity)	1,000	1,010
County of Richland, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 2023	4,900	5,220
		46,391
South Dakota 0.57%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	360	366
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	360	375
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	235	247
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	835	884
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	1,005	1,055
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	9,515	10,015
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	3,225	3,580
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	5,200	5,694
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	545	560
Housing Dev. Auth., Multi Family Rev. Bonds (Meadowland Apartments), Series 2019, 1.54% 2022 (put 2021)	1,500	1,502
		24,278
Tennessee 0.63%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	560	591
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2011-1-A, AMT, 4.50% 2031	650	676
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2012-1-A, AMT, 4.50% 2038	240	249
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	1,115	1,140
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	670	699
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	245	258
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	450	475
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	605	641
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	1,415	1,485
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	165	174
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	2,960	3,175
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 2042	3,025	3,228
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	2,245	2,411
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	2,990	3,303
County of Knox, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Rev. Bonds (Clear Springs Apartments Project), Series 2019, 1.80% 2022 (put 2021)	725	730
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2020	1,220	1,238
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2022	3,320	3,601
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2023	1,000	1,118
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,655
		26,847

Limited Term Tax-Exempt Bond Fund of America — Page 27 of 37

Bonds, notes & other debt instruments (continued) Texas 10.63%	Principal amount (000)	Value (000)
Abilene Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	$2,000	$2,399
Alamo Community College Dist., Limited Tax and Rev. Ref. Bonds, Series 2017, 5.00% 2028	8,625	10,857
Aldine Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2020	1,495	1,526
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	890	903
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,200	1,429
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2025	6,760	8,211
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,960	3,559
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,625	2,027
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2025 (preref. 2023)	4,710	5,398
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2043 (preref. 2023)	1,500	1,719
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,260	1,508
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	4,455	5,451
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	2,000	2,494
Boerne Public Fac. Corp., Housing Rev. Bonds (LIV at Boerne Senior Apartments), Series 2018, 2.75% 2022 (put 2021)	905	933
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2015, 5.00% 2021	1,500	1,614
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,390	1,621
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,875	2,243
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	3,940	4,821
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	2,145	2,679
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	2,995	3,034
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	1,000	1,228
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,018
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-B, 5.00% 2045 (put 2021)	1,900	1,961
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,000	1,142
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,171
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,500	1,792
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	2,015	2,016
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2027	3,000	3,755
Clear Creek Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	2,000	2,398
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	1,490	1,794
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,735	4,482
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2024	3,100	3,624
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2021	1,585	1,680
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-A, AMT, 5.00% 2026	1,000	1,115
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2011-C, 5.00% 2022	1,430	1,501
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2021	2,500	2,625
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 2026	2,000	2,318
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	7,320	8,992
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2019)	3,000	3,000
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-E, 5.00% 2027	6,945	8,675
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	4,640	5,005
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,700

Limited Term Tax-Exempt Bond Fund of America — Page 28 of 37

Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	$3,060	$3,298
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-2, 2.25% 2029	9,500	9,592
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,500	1,617
Grand Parkway Transportation Corp., Bond Anticipation Notes, Series 2018, 5.00% 2023	7,000	7,857
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	4,440	5,243
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,850	3,350
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.30% 20221	1,885	1,898
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	3,000	3,545
County of Harris, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,259
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.85% 20211	3,075	3,076
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,500	1,853
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	4,360	4,899
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2028	1,000	1,254
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	1,000	1,073
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2026	5,010	6,071
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2025	3,905	4,757
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	4,500	5,583
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	3,315	3,883
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.946% 2034 (put 2021)1	4,350	4,353
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,010	2,410
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	3,275	3,374
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	270	271
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,250	2,469
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,500	1,752
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	8,680	8,746
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	10,580	10,885
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2025	3,515	4,220
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2021	1,495	1,583
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,250	1,551
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,990	2,386
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2021	800	856
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2022	1,000	1,102
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,050	1,262
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,110	1,366
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2026	1,000	1,225
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	2,250	2,639
Lufkin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 2027	2,095	2,654
Mansfield Independent School Dist., Unlimited Tax Rev.Ref. Bonds, Series 2010, 5.00% 2020	5,890	6,014

Limited Term Tax-Exempt Bond Fund of America — Page 29 of 37

Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 1.75% 2030 (put 2020)	$3,600	$3,593
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 1.95% 20271	2,820	2,782
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	4,000	4,309
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	2,800	3,101
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2023	2,000	2,222
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2028	1,500	1,868
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2022	645	703
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2023	500	557
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2024	625	711
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2027	1,000	1,139
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	1,260	1,429
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	800	882
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	5,000	6,037
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	3,500	3,602
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,092
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	2,000	2,256
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-C, (SIFMA Municipal Swap Index + 0.67%) 2.07% 2038 (put 2020)1	3,900	3,900
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,600	1,845
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,000	1,152
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	2,000	2,416
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,000	1,239
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	3,315	4,172
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	2,000	2,561
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2021	1,330	1,409
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2022	1,500	1,646
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2023	530	601
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	3,170	3,480
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2023	1,715	1,943
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2021	5,465	5,791
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	3,955	4,136
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2020	1,000	1,021
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	2,000	2,042
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,048
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	16,000	16,048
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	4,000	4,022
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	3,000	3,066
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	1,675	1,748
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2020	1,680	1,738
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	1,887
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,500	1,777
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	1,385	1,746
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2029	5,020	6,046

Limited Term Tax-Exempt Bond Fund of America — Page 30 of 37

Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Tarrant, Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project), Series 2010-A, 4.50% 2022	$500	$505
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2012-A, 5.00% 2021	1,500	1,611
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2025 (preref. 2023)	1,585	1,815
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,500	1,817
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,250	1,539
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,163
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	6,000	7,309
Transportation Commission, Highway Improvement G.O. Bonds, Series 2012-A, 5.00% 2020	7,625	7,824
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	1,255	1,305
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,030	1,246
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,420	1,752
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	1,490	1,871
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	7,500	8,749
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,620	3,215
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	2,500	3,042
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2024	1,665	1,952
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2025	1,255	1,511
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2019-B, 5.00% 2029	7,135	9,342
Water Dev. Board, State Revolving Rev. Fund, Rev. Bonds, Series 2018, 5.00% 2030	2,760	3,447
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	4,085	4,662
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	3,595	4,168
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	6,935	8,837
		452,089
Utah 0.10%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	3,875	4,131
Vermont 0.26%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 2047	2,840	3,036
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	1,600	1,723
Municipal Bond Bank, Rev. Ref. Bonds, Series 2009-1, 5.00% 2023 (preref. 2019)	875	886
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	400	438
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	1,150	1,291
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2024	850	976
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	875	1,025
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	1,300	1,523
		10,898

Limited Term Tax-Exempt Bond Fund of America — Page 31 of 37

Bonds, notes & other debt instruments (continued) Virginia 1.91%	Principal amount (000)	Value (000)
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2020	$3,860	$3,936
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-A, 5.00% 2020	1,320	1,346
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2020	10,215	10,415
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2023	9,000	10,204
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	5,400	6,498
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2026	7,930	9,795
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2030	1,000	1,182
G.O. Bonds, Series 2015-A, 5.00% 2026	11,795	14,357
G.O. Bonds, Series 2016-B, 5.00% 2021	2,075	2,223
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	3,000	3,046
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	5,500	6,721
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	11,500	11,604
		81,327
Washington 3.30%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 20202	4,250	4,251
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	2,250	2,419
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	1,000	1,003
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,500
G.O. Bonds, Series 2014-A, 5.00% 2024	2,390	2,753
G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	8,782
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	6,232
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,408
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	4,680	4,849
G.O. Rev. Ref. Bonds, Series 2016-R-B, 5.00% 2029	10,205	12,323
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	10,000	12,675
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	5,000	5,027
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.40% 2035 (put 2021)1	15,100	15,127
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	2,805	3,051
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2026	1,000	1,161
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,079
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	2,000	2,507
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,289
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	130	132
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20222	540	575
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20242	610	678
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20262	1,325	1,528
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	330	340
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	3,325	3,645

Limited Term Tax-Exempt Bond Fund of America — Page 32 of 37

Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 2038	$745	$772
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	1,120	1,186
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	2,205	2,248
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.89% 2046 (put 2023)1	4,500	4,527
Port of Seattle, Intermediate Lien Rev. Bonds, Series 2017-C, AMT, 5.00% 2026	2,500	3,039
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2025	2,500	2,980
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2027	2,500	3,089
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	5,250	6,257
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	4,750	5,839
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2029	1,000	1,156
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2022	1,000	1,102
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2023	1,100	1,247
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2026	2,300	2,606
Spokane School Dist., Unlimited Tax G.O. Bonds, Series 2011, 5.00% 2030 (preref. 2021)	1,000	1,089
		140,471
West Virginia 0.47%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	6,250	6,385
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	2,900	2,899
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	1,250	1,285
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	5,200	5,281
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Co. Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	4,000	4,024
		19,874
Wisconsin 3.43%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	9,250	10,231
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	14,163
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	12,171
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.95% 2054 (put 2023)1	5,200	5,204
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 2.05% 2054 (put 2024)1	4,000	4,016
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	5,105	5,107
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	10,628
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,045
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	1,000	1,202
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	1,000	1,192
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021 (escrowed to maturity)	7,765	8,347
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2021 (escrowed to maturity)	1,200	1,292

Limited Term Tax-Exempt Bond Fund of America — Page 33 of 37

Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	$1,650	$1,876
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	6,707	6,732
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	4,545	4,762
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	6,250	6,515
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	6,065	6,483
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	3,430	3,677
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	18,210	20,095
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2017-A, 1.95% 2047 (put 2020)	5,000	5,005
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,518
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2023	1,475	1,691
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,550	1,821
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 1.95% 2027 (put 2019)	8,505	8,505
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	630	766
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Capital Appreciation Bonds, Series 2016, 0% 2027	1,000	735
		145,779
Wyoming 0.20%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	430	441
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	2,470	2,585
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	5,000	5,463
		8,489
Total bonds, notes & other debt instruments (cost: $3,827,712,000)		3,935,980
Short-term securities 6.89%
Freddie Mac, Multi Family Certificates, Series 2017-M-051, 1.63% 20351	6,000	6,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.49% 20481	23,575	23,575
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.90% 2023 (put 2019)2,4	14,705	14,705
State of Florida, County of Alachua, Health Facs. Auth., IAM Commercial Paper (Shands HealthCare Project), Series 2019-A, 1.46% 8/6/2019	2,000	2,000
State of Florida, Lee Memorial Health System Hospital Rev Bonds, Series 2019-B, 1.60% 20491	5,000	5,000
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 1.90% 2026 (put 2019)4	9,500	9,500
State of Florida, Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds, Series 2008-C, 1.49% 20351	4,000	4,000
State of Idaho, Tax Anticipation Notes, Series 2019, 3.00% 6/30/2020	6,000	6,097
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.50% 20431	4,000	4,000
State of Maryland, Health and Higher Educational Facs. Auth., IAM Commercial Paper, Series 2019, 1.44% 8/6/2019	1,590	1,590
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.34% 10/3/2019	16,000	16,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2019-A, 1.38% 8/6/2019	2,000	2,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.43% 2041 (put 2019)4	6,000	6,001
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University), Series 2019, 1.30% 10/16/2019	10,000	10,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.50% 20421	7,630	7,630

Limited Term Tax-Exempt Bond Fund of America — Page 34 of 37

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.48% 20301	$3,000	$3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.48% 20351	4,750	4,750
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.48% 20351	5,950	5,950
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 1.48% 20411	3,500	3,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	8,500	8,507
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.47% 20351	2,000	2,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series 2012-B, 1.49% 20451	3,000	3,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2008-B-3, 1.47% 20251	3,900	3,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 1.47% 20411	2,935	2,935
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.47% 20311	1,350	1,350
State of New York, Thruway Auth., General Rev. Indebtedness Obligation Anticipation Notes, Series 2019-A, 4.00% 2/1/2020	10,175	10,218
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.46% 20331	5,000	5,000
State of North Carolina, Capital Facs. Fin. Agcy., IAM Commercial Paper (Duke University), Series 2019, 1.42% 9/4/2019	2,000	2,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System Inc.), Series 2013, 1.62% 20331	10,375	10,375
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 1.60% 2044 (put 2019)4	7,950	7,953
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 2.15% 2045 (put 2019)4	11,135	11,135
State of Rhode Island, Health and Educational Building Corp., Higher Education Facs. Rev. Bonds (Roger Williams University Issue), Series 2008-B, 1.39% 20381	5,000	5,000
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.53% 20341	1,275	1,275
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.47% 20241	4,400	4,400
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.27% 9/6/2019	5,000	5,000
State of Texas, City of Houston, Combined Utility System IAM Commercial Paper, Series 2019, 1.29% 9/6/2019	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	4,500	4,655
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Exempt Facs. Rev. Bonds (Emerald Renewable Diesel LLC Project), Series 2018, AMT, 1.90% 2049 (put 2019)2,4	5,000	5,002
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.50% 20401	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	11,695	11,718
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.32% 10/4/2019	7,000	7,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.35% 8/5/2019	6,000	6,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.40% 8/8/2019	5,500	5,500
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.50% 11/4/2019	5,000	5,000

Limited Term Tax-Exempt Bond Fund of America — Page 35 of 37

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Texas, Waterworks Auth., Water and Wastewater System IAM Commercial Paper, Series 2019, 1.46% 9/3/2019	$10,000	$10,000
State of Virginia, Rector and Visitors of the University of Virginia, IAM Commercial Paper, Series 2019, 1.62% 8/6/2019	2,000	2,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.95% 2025 (put 2019)4	10,680	10,680
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.47% 20441	1,000	1,000
Total short-term securities (cost: $292,879,000)		292,901
Total investment securities 99.44% (cost: $4,120,591,000)		4,228,881
Other assets less liabilities 0.56%		23,927
Net assets 100.00%		$4,252,808

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount5 (000)	Value at 7/31/20196 (000)	Unrealized (depreciation) appreciation at 7/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	5,080	October 2019	$1,016,000	$1,089,184	$(1,917)
5 Year U.S. Treasury Note Futures	Short	1,737	October 2019	(173,700)	(204,193)	122
						$(1,795)

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,489,000, which represented .83% of the net assets of the fund.
3	Step bond; coupon rate may change at a later date.
4	For short-term securities, the mandatory put date is considered to be the maturity date.
5	Notional amount is calculated based on the number of contracts and notional contract size.
6	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance

Limited Term Tax-Exempt Bond Fund of America — Page 36 of 37

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-043-0919O-S73124	Limited Term Tax-Exempt Bond Fund of America — Page 37 of 37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, AmericanHigh-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York and to the Board of Trustees of The American Funds Tax-Exempt Series II and Shareholders of The Tax-Exempt Fund of California

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary investment portfolios, of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the "Funds") as of July 31, 2019, the related statements of operations for the year ended July 31, 2019, the statements of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) as of July 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

September 16, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

 Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: September 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: September 30, 2019

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 30, 2019